Document and Entity Information (USD $)	12 Months Ended
Dec. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	UNIVERSAL FOREST PRODUCTS INC
Entity Central Index Key	0000912767
Current Fiscal Year End Date	--12-29
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 714,473,970
Entity Common Stock, Shares Outstanding	19,799,606
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 29, 2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 7,647	$ 10,652
Restricted cash	6,831	653
Accounts receivable, net	163,225	127,316
Inventories:
Raw materials	136,201	111,526
Finished goods	106,979	83,171
Total inventories	243,180	194,697
Refundable income taxes	7,521	3,482
Deferred income taxes	9,212	9,694
Other current assets	15,557	11,700
TOTAL CURRENT ASSETS	453,173	358,194
DEFERRED INCOME TAXES	1,759	0
OTHER ASSETS	14,583	15,380
GOODWILL	159,316	154,702
INDEFINITE-LIVED INTANGIBLE ASSETS	2,340	2,340
OTHER INTANGIBLE ASSETS, NET	8,101	10,924
PROPERTY, PLANT AND EQUIPMENT:
Land and improvements	108,545	112,042
Building and improvements	165,307	164,757
Machinery and equipment	239,175	231,125
Furniture and fixtures	23,750	26,404
Construction in progress	6,818	2,880
PROPERTY, PLANT AND EQUIPMENT, GROSS	543,595	537,208
Less accumulated depreciation and amortization	(322,327)	(314,741)
PROPERTY, PLANT AND EQUIPMENT, NET	221,268	222,467
TOTAL ASSETS	860,540	764,007
CURRENT LIABILITIES:
Accounts payable	66,054	49,433
Accrued liabilities:
Compensation and benefits	34,728	30,920
Other	14,002	12,172
Current portion of long-term debt	0	40,270
TOTAL CURRENT LIABILITIES	114,784	132,795
LONG-TERM DEBT, less current portion	95,790	12,200
DEFERRED INCOME TAXES	24,930	19,049
OTHER LIABILITIES	17,511	17,364
TOTAL LIABILITIES	253,015	181,408
Controlling interest shareholders' equity:
Preferred stock, no par value; shares authorized 1,000,000; issued and outstanding, none
Common stock, no par value; shares authorized 40,000,000;issued and outstanding, 19,623,803 and 19,333,122	19,800	19,624
Additional paid-in capital	149,805	143,988
Retained earnings	426,887	410,848
Accumulated other comprehensive earnings	4,258	3,600
Employee stock notes receivable	(982)	(1,255)
Total controlling interest shareholders' equity	599,768	576,805
Noncontrolling interest	7,757	5,794
TOTAL SHAREHOLDERS' EQUITY	607,525	582,599
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 860,540	$ 764,007

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 29, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	40,000,000	40,000,000
Common stock, shares issued (in shares)	19,799,606	19,623,803
Common stock, shares outstanding (in shares)	19,799,606	19,623,803

CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
CONSOLIDATED STATEMENTS OF EARNINGS [Abstract]
Net Sales	$ 2,054,933	$ 1,822,336	$ 1,890,851
COST OF GOODS SOLD	1,829,824	1,622,609	1,660,896
GROSS PROFIT	225,109	199,727	229,955
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	184,919	181,363	197,617
CANADIAN ANTI-DUMPING DUTY	2,328	0	0
NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIREMENT AND OTHER IMPAIRMENT AND EXIT CHARGES	(6,666)	6,353	2,049
EARNINGS FROM OPERATIONS	44,528	12,011	30,289
INTEREST EXPENSE	4,053	3,732	3,549
INTEREST INCOME	(510)	(566)	(301)
EQUITY IN EARNINGS OF INVESTEE	(79)	58	(70)
NON-OPERATING (INCOME)/EXPENSE	3,464	3,224	3,178
EARNINGS BEFORE INCOME TAXES	41,064	8,787	27,111
INCOME TAXES	15,054	2,874	7,200
NET EARNINGS	26,010	5,913	19,911
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(2,076)	(1,364)	(2,500)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	23,934	4,549	17,411
EARNINGS PER SHARE - BASIC (in dollars per share)	$ 1.21	$ 0.23	$ 0.91
EARNINGS PER SHARE - DILUTED (in dollars per share)	$ 1.21	$ 0.23	$ 0.89
OTHER COMPRESHENSIVE INCOME:
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	980	(1,067)	697
COMPREHENSIVE INCOME	26,990	4,846	20,608
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(2,398)	(862)	(2,665)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 24,592	$ 3,984	$ 17,943

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Employee Stock Notes Receivable [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 26, 2009	$ 19,285	$ 132,765	$ 409,278	$ 3,633	$ (1,743)	$ 5,728	$ 568,946
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings			17,411			2,500	19,911
Foreign currency translation adjustment				532		165	697
Capital contribution from noncontrolling interest						450	450
Purchase of additional noncontrolling interest		(295)				(932)	(1,227)
Distributions to noncontrolling interest						(1,244)	(1,244)
Cash dividends			(7,727)				(7,727)
Issuance of shares under employee stock plans	111	2,222					2,333
Issuance of shares under stock grant programs	74	140					214
Issuance of shares under deferred compensation plans	9	(9)					0
Repurchase of shares	(145)		(4,854)				(4,999)
Tax benefits from non-qualified stock options exercised		598					598
Expense associated with share-based compensation arrangements		2,418					2,418
Accrued expense under deferred compensation plans		776					776
Issuance of shares in exchange for employee stock notes receivable	1	49			(50)		0
Note receivable adjustment	(2)	(91)			42		(51)
Payments received on employee stock notes receivable					81		81
Balance at Dec. 25, 2010	19,333	138,573	414,108	4,165	(1,670)	6,667	581,176
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings			4,549			1,364	5,913
Foreign currency translation adjustment				(565)		(502)	(1,067)
Capital contribution from noncontrolling interest						80	80
Purchase of additional noncontrolling interest						(402)	(402)
Distributions to noncontrolling interest						(1,413)	(1,413)
Cash dividends			(7,818)				(7,818)
Issuance of shares under employee stock plans	137	2,834					2,971
Issuance of shares under stock grant programs	150	8	9				167
Issuance of shares under deferred compensation plans	8	(8)					0
Tax benefits from non-qualified stock options exercised		684					684
Expense associated with share-based compensation arrangements		1,361					1,361
Accrued expense under deferred compensation plans		744					744
Note receivable adjustment	(4)	(208)			209		(3)
Payments received on employee stock notes receivable					206		206
Balance at Dec. 31, 2011	19,624	143,988	410,848	3,600	(1,255)	5,794	582,599
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings			23,934			2,076	26,010
Foreign currency translation adjustment				658		322	980
Capital contribution from noncontrolling interest						436	436
Distributions to noncontrolling interest						(871)	(871)
Cash dividends			(7,905)				(7,905)
Issuance of shares under employee stock plans	90	1,971					2,061
Issuance of shares under stock grant programs	50	37	10				97
Issuance of shares under deferred compensation plans	37	(37)					0
Tax benefits from non-qualified stock options exercised		765					765
Expense associated with share-based compensation arrangements		1,270					1,270
Accrued expense under deferred compensation plans		1,836					1,836
Note receivable adjustment	(1)	(25)			27		1
Payments received on employee stock notes receivable					246		246
Balance at Dec. 29, 2012	$ 19,800	$ 149,805	$ 426,887	$ 4,258	$ (982)	$ 7,757	$ 607,525

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends per share (in dollars per share)	$ 0.4	$ 0.4	$ 0.4
Issuance of shares under employee stock plans (in shares)	89,574	137,029	111,258
Issuance of shares under stock grant programs (in shares)	49,536	150,376	73,857
Issuance of shares under deferred compensation plans (in shares)	37,437	7,995	9,046
Repurchase of shares (in shares)			144,900
Issuance of shares in exchange for employee stock notes receivable (in shares)			1,298

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 26,010	$ 5,913	$ 19,911
Adjustments to reconcile net earnings attributable to controlling interest to net cash from operating activities:
Depreciation	30,461	30,804	30,429
Amortization of intangibles	2,918	5,183	6,919
Expense associated with share-based compensation arrangements	1,270	1,361	2,418
Excess tax benefits from share-based compensation arrangements	(75)	(36)	(430)
Expense associated with stock grant plans	97	167	214
Loss reserve on notes receivable	2,131	0	0
Deferred income taxes (credit)	2,526	(1,939)	(2,708)
Equity in earnings of investee	(79)	58	(70)
Net (gain) loss on sale or impairment of property, plant and equipment	(6,890)	2,490	1,239
Changes in:
Accounts receivable	(32,274)	(6,784)	(18,498)
Inventories	(45,529)	(4,496)	(24,946)
Accounts payable	16,281	(9,964)	9,646
Accrued liabilities and other	(2,568)	(11,242)	5,143
NET CASH FROM OPERATING ACTIVITIES	(5,721)	11,515	29,267
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(30,344)	(32,932)	(26,950)
Proceeds from sale of property, plant and equipment	18,240	1,814	835
Acquisitions, net of cash received	(16,974)	0	(6,529)
Purchase of patents & product technology	(95)	(175)	(4,589)
Advances on notes receivable	(1,183)	(2,468)	(5,780)
Collections on notes receivable	2,839	472	227
Cash restricted as to use	(6,178)	10	175
Other, net	(528)	289	13
NET CASH FROM INVESTING ACTIVITIES	(34,223)	(32,990)	(42,598)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net borrowings (repayments) under revolving credit facilities	11,090	(2,109)	2,109
Repayment of long-term debt	(42,774)	(745)	(744)
Borrowings of long-term debt	75,000	0	0
Debt issuance costs	(266)	(946)	0
Proceeds from issuance of common stock	2,061	2,971	2,333
Purchase of additional noncontrolling interest	0	(402)	(1,227)
Distributions to noncontrolling interest	(871)	(1,413)	(1,244)
Capital contribution from noncontrolling interest	281	80	450
Dividends paid to shareholders	(7,905)	(7,818)	(7,727)
Repurchase of common stock	0	0	(4,999)
Excess tax benefits from share-based compensation arrangements	75	36	430
Other, net	4	32	8
NET CASH FROM FINANCING ACTIVITIES	36,695	(10,314)	(10,611)
Effect of exchange rate changes on cash	244	(259)	70
NET CHANGE IN CASH AND CASH EQUIVALENTS	3,005	(32,048)	23,872
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	10,652	42,700	66,572
CASH AND CASH EQUIVALENTS, END OF PERIOD	7,647	10,652	42,700
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION:
Interest paid	3,982	3,654	3,554
Income taxes paid	16,751	6,163	(1,698)
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	$ 1,310	$ 246	$ 306

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 29, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     OPERATIONS

We design, manufacture and market wood and wood-alternative products for retail building materials home centers and other retailers, structural lumber and other products for the manufactured housing industry, engineered wood components for the residential construction market, and specialty wood packaging and components and packing materials for various industries. We also provide framing services for the residential market and forming products for concrete construction. Our consumer products operations offer a large portfolio of outdoor living products, including wood composite decking, decorative balusters, post caps and plastic lattice. Its lawn and garden group offers an array of products, such as trellises and arches, to retailers nationwide.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include our accounts and those of our wholly-owned and majority-owned subsidiaries and partnerships.  In addition, we consolidate 50% owned entities over which we exercise control.  Intercompany transactions and balances have been eliminated.

NONCONTROLLING INTEREST IN SUBSIDIARIES

Noncontrolling interest in results of operations of consolidated subsidiaries represents the noncontrolling shareholders' share of the income or loss of various consolidated subsidiaries.  The noncontrolling interest reflects the original investment by these noncontrolling shareholders combined with their proportional share of the earnings or losses of these subsidiaries, net of distributions paid.

FISCAL YEAR

Our fiscal year is a 52 or 53 week period, ending on the last Saturday of December.  Unless otherwise stated, references to 2012, 2011, and 2010 relate to the fiscal years ended December 29, 2012, December 31, 2011, and December 25, 2010, respectively.  Fiscal years 2012 and 2010 were comprised of 52 weeks.  Fiscal year 2011 was comprised of 53 weeks.

FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

We follow ASC Topic 820, Fair Value Measurements and Disclosures, which provides a consistent definition of fair value, focuses on exit price, prioritizes the use of market-based inputs over entity-specific inputs for measuring fair value and establishes a three-tier hierarchy for fair value measurements. This topic requires fair value measurements to be classified and disclosed in one of the following three categories:

•	Level 1 — Financial instruments with unadjusted, quoted prices listed on active market exchanges.
•
Level 2 — Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over-the-counter traded financial instruments. Financial instrument values are determined using prices for recently traded financial instruments with similar underlying terms and direct or indirect observational inputs, such as interest rates and yield curves at commonly quoted intervals.

•
Level 3 — Financial instruments not actively traded on a market exchange and there is little, if any, market activity. Values are determined using significant unobservable inputs or valuation techniques.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of cash and highly-liquid investments purchased with an original maturity of three months or less.  There were no cash equivalents as of December 29, 2012.  Cash equivalents totaled approximately $5.4 million as of December 31, 2011.

Restricted cash consists of amounts held in escrow for the purchase of the operating assets of Custom Caseworks, Inc. totaling $6.3 million as of December 29, 2012 and the amount required to be held for loss funding totaling $0.5 million and $0.7 million as of December 29, 2012 and December 31, 2011, respectively.

ACCOUNTS RECEIVABLE AND ALLOWANCES

We perform periodic credit evaluations of our customers and generally do not require collateral.  Accounts receivable are due under a range of terms we offer to our customers.  Discounts are offered, in most instances, as an incentive for early payment.

We base our allowances related to receivables on historical credit and collections experience, and the specific identification of other potential problems, including the general economic climate.  Actual collections can differ, requiring adjustments to the allowances.  Individual accounts receivable balances are evaluated on a monthly basis, and those balances considered uncollectible are charged to the allowance.

The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 29, 2012:
Allowance for possible losses on accounts receivable	$2,053	$16,687	$(16,190)	$2,550

Year Ended December 31, 2011:
Allowance for possible losses on accounts receivable	$2,611	$18,144	$(18,702)	$2,053

Year Ended December 25, 2010:
Allowance for possible losses on accounts receivable	$2,897	$14,967	$(15,253)	$2,611

* Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

We record estimated sales returns, discounts, and other applicable adjustments as a reduction of net sales in the same period revenue is recognized.

NOTES RECEIVABLE AND ALLOWANCES

We have written agreements to receive repayment of funds borrowed from us, consisting of principal as well as any accrued interest, at a specified future date. We record a valuation allowance relating to these agreements for the portion that is expected to be uncollectible. The current portion of notes receivable, net of allowance, totaled $0.2 million and $1.1 million at December 29, 2012 and December 31, 2011, respectively and are included in "Other Current Assets". The long-term portion of notes receivable, net of allowance, totaled $7.7 million and $9.6 million at December 29, 2012 and December 31, 2011, respectively and are included in "Other Assets".

The following table presents the activity in our notes receivable allowances (in thousands):

	Beginning Balance	Additions	Deductions	Ending Balance
Year Ended December 29, 2012:
Allowance for possible losses on Notes receivable	$-	$3,226	$-	$3,226

INVENTORIES

Inventories are stated at the lower of cost or market.  The cost of inventories includes raw materials, direct labor, and manufacturing overhead.  Cost is determined on a weighted average basis.  Raw materials consist primarily of unfinished wood products expected to be manufactured or treated prior to sale, while finished goods represent various manufactured and treated wood products ready for sale.

PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment are stated at cost.  Expenditures for renewals and betterments are capitalized, and maintenance and repairs are expensed as incurred.  Amortization of assets held under capital leases is included in depreciation and amortized over the shorter of the estimated useful life of the asset or the lease term.  Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets as follows:

Land improvements	5 to 15 years
Buildings and improvements	15 to 31.5 years
Machinery, equipment and office furniture	3 to 10 years

LONG-LIVED ASSETS

In accordance with ASC 360, Property, Plant, and Equipment ("ASC 360"), when an indicator of potential impairment exists, we evaluate the recoverability of our long-lived assets by determining whether unamortized balances could be recovered through undiscounted future operating cash flows over the remaining lives of the assets.  If the sum of the expected future cash flows was less than the carrying value of the assets, an impairment loss would be recognized for the excess of the carrying value over the fair value.

FOREIGN CURRENCY

Our foreign operations use the local currency as their functional currency.  Accordingly, assets and liabilities are translated at exchange rates as of the balance sheet date and revenues and expenses are translated using weighted average rates, with translation adjustments included as a separate component of shareholders' equity. Gains and losses arising from re-measuring foreign currency transactions are included in earnings.

SELF-INSURANCE RESERVES

We are primarily self-insured for certain employee health benefits, and have self-funded retentions for general liability, automobile liability, property and workers' compensation.  We are fully self-insured for environmental liabilities.  The general liability, automobile liability, property, workers' compensation, and certain environmental liabilities are managed through a wholly-owned insurance captive; the related assets and liabilities of which are included in the consolidated financial statements as of December 29, 2012 and December 31, 2011.  Our policy is to accrue amounts equal to actuarially determined or internally computed liabilities.  The actuarial and internal valuations are based on historical information along with certain assumptions about future events.  Changes in assumptions for such matters as legal actions, medical cost trends, and changes in claims experience could cause these estimates to change in the future.

INCOME TAXES

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future.  Such deferred income tax asset and liability computations are based on enacted tax laws and rates.  Valuation allowances are established when necessary to reduce deferred income tax assets to the amounts expected to be realized.  Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred income tax assets and liabilities.

REVENUE RECOGNITION

Revenue is recognized at the time the product is shipped to the customer. Generally, title passes at the time of shipment.  In certain circumstances, the customer takes title when the shipment arrives at the destination.  However, our shipping process is typically completed the same day.

Earnings on construction contracts are reflected in operations using percentage-of-completion accounting, under either the cost to cost or units of delivery methods, depending on the nature of the business at individual operations.  Under percentage-of-completion using the cost to cost method, revenues and related earnings on construction contracts are measured by the relationships of actual costs incurred related to the total estimated costs.  Under percentage-of-completion using the units of delivery method, revenues and related earnings on construction contracts are measured by the relationships of actual units produced related to the total number of units.  Revisions in earnings estimates on the construction contracts are recorded in the accounting period in which the basis for such revisions becomes known.  Projected losses on individual contracts are charged to operations in their entirety when such losses become apparent.

The following table presents the balances of percentage-of-completion accounts on December 29, 2012 and December 31, 2011 which are included in other current assets and other accrued liabilities, respectively (in thousands):

	2012	2011
Cost and Earnings in Excess of Billings	$4,981	$3,670
Billings in Excess of Cost and Earnings	2,020	2,668

SHIPPING AND HANDLING OF PRODUCT

Shipping and handling costs that are charged to and reimbursed by the customer are recognized as revenue.  Costs incurred related to the shipment and handling of products are classified in cost of goods sold.

EARNINGS PER SHARE

The computation of earnings per share ("EPS") is as follows (in thousands):

	December 29, 2012	December 31, 2011	December 25, 2010
Numerator:
Net earnings attributable to controlling interest	$23,934	$4,549	$17,411
Adjustment for earnings allocated to non-vested restricted common stock	(210)	(38)	(6)
Net earnings for calculating EPS	$23,724	$4,511	$17,405
Denominator:
Weighted average shares outstanding	19,800	19,572	19,452
Adjustment for non-vested restricted common stock	(173)	(165)	(220)
Shares for calculating basic EPS	19,627	19,407	19,232
Effect of dilutive stock options	6	126	244
Shares for calculating diluted EPS	19,633	19,533	19,476
Net earnings per share:
Basic	$1.21	$0.23	$0.91
Diluted	$1.21	$0.23	$0.89

No options were excluded from the computation of diluted EPS for 2012.  Options to purchase 105,000 and 10,000 shares of common stock were not included in the computation of diluted EPS for 2011 and 2010, respectively, because the options' exercise prices were greater than the average market price of the common stock during the period and, therefore, would be antidilutive.

USE OF ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period.  We believe our estimates to be reasonable; however, actual results could differ from these estimates.

RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income ("ASU 2011-05").  ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity.  Under ASU 2011-05, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate consecutive statements.  We have adopted the provisions of ASU 2011-05 by presenting comprehensive income in a continuous statement of earnings and comprehensive income.

In July 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (ASC Topic 350) Testing Indefinite-Lived Intangible Assets for Impairment ("ASU 2012-02").  ASU 2012-02 amends prior indefinite-lived intangible asset impairment testing guidance. Under ASU 2012-02, we have the option to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. If, after considering the totality of events and circumstances, an entity determines it is more likely than not that an indefinite-lived intangible asset is not impaired, then further quantitative assessment is unnecessary. ASU 2012-02 became effective for the Company during the interim and annual periods beginning after September 15, 2012. We have adopted these provisions for our year-end assessment.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (ASC Topic 220) ("ASU 2013-02").  ASU 2013-02 amends prior presentation of comprehensive income guidance. ASU 2013-02 requires that we report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required to be reclassified in its entirety to net income. ASU 2013-02 will be effective for the Company during the interim and annual periods beginning after December 15, 2012. The adoption of ASU 2013-02 is not expected to significantly affect our consolidated financial position, results of operations or cash flows.

FAIR VALUE	12 Months Ended
Dec. 29, 2012
FAIR VALUE [Abstract]
FAIR VALUE
B.	FAIR VALUE

We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value. Assets and liabilities measured at fair value are as follows:

	December 29, 2012			December 31, 2011
(in thousands)	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total
Recurring:
Money market funds	$62		$62	$99		$99
Mutual funds:
Domestic stock funds	613	-	613	496	-	496
International stock funds	500	-	500	426	-	426
Target funds	145	-	145	119	-	119
Bond funds	140	-	140	106	-	106
Total mutual funds	1,398	-	1,398	1,147	-	1,147
Non-Recurring:
Property, plant and equipment		$1,600	$1,600		$7,196	7,196
Assets at fair value	$1,460	$1,600	$3,060	$1,246	$7,196	$8,442

We maintain money market and mutual funds in our non-qualified deferred compensation plan. These funds are valued at prices quoted in an active exchange market and are included in "Other Assets". During our fourth quarter evaluation of the recoverability of our long-lived assets, we identified certain idle facilities which required an impairment loss for the excess of carrying value over the fair value, and as such were stated at fair value. The fair values of these long-lived property, plant and equipment assets are determined based on broker assessments of value, appraisals, or recent offers to acquire assets. We have elected not to apply the fair value option under ASC 825, Financial Instruments, to any of our financial instruments except for those expressly required by U.S. GAAP.

We do not maintain any Level 3 assets or liabilities that would be based on significant unobservable inputs.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 29, 2012
BUSINESS COMBINATIONS [Abstract]
BUSINESS COMBINATIONS
C.	BUSINESS COMBINATIONS

We completed the following business combinations in fiscal 2012 and 2010, which were accounted for using the purchase method (in millions).  No business combinations were completed in fiscal 2011.

Company Name	Acquisition Date	Purchase Price	Intangible Assets	Net Tangible Assets	Operating Segment	Business Description
Nepa Pallet and Container Co., Inc. ("Nepa")	November 5, 2012	$16.2 (asset purchase)	$1.4	$14.8	Western Division
Manufactures pallets, containers and bins for agricultural and industrial customers.  Facilities are located in Snohomish, Yakima and Wenatchee, WA. Nepa had trailing twelve month sales through September 2012 of $25 million.

MSR Forest Products, LLC ("MSR")	May 16, 2012	$3.2 (asset purchase)	$1.1	$2.1	Eastern Division	Supplies roof trusses and cut-to-size lumber to manufactured housing customers. Facilities are located in Haleyville, AL and Waycross, GA. In 2011, MSR had annual sales of $10 million.
Shepherd Distribution Co. ("Shepherd")	April 29, 2010	$5.9 (asset purchase)	$2.2	$3.7	Distribution Division
Distributes shingle underlayment, bottom board, house wrap, siding, poly film and other products to manufactured housing and RV customers.  Headquartered in Elkhart, Indiana, it has distribution capabilities throughout the United States.

Purchased a percentage of certain assets.

Service Supply Distribution, Inc. ("Service Supply")	March 8, 2010	$0.6 (asset purchase)	$0.0	$0.6	Distribution Division
Distributes certain plumbing, electrical, adhesives, flooring, paint and other products to manufactured housing and RV customers.  Headquartered in Cordele, Georgia, it has distribution capabilities throughout the United States.

Purchased a percentage of certain assets.

The purchase price allocations for Nepa and MSR are preliminary, pending determination of the fair value of acquired intangible assets. At December 29, 2012, the amounts assigned to major intangible classes for the business combinations mentioned above are as follows (in millions):

	Non-compete agreements	Customer Relationships	Goodwill	Goodwill - Tax Deductible
Nepa	$-	$-	$1.4	$1.4
MSR	-	-	1.1	1.1
Shepherd	0.5	1.4	0.3	0.3

The business combinations mentioned above were not significant to our operating results individually or in aggregate, and thus pro forma results for 2012 and 2010 are not presented.

NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES	12 Months Ended
Dec. 29, 2012
NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES [Abstract]
NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES
D.	NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES

We have long-lived assets that consist of certain vacant land and facilities we closed to better align manufacturing capacity with the current business environment.  The fair values were determined based on broker assessments of value, appraisals or recent offers to acquire assets.  These and other idle assets were evaluated based on the requirements of ASC 360, which resulted in impairment and other exit charges included in "Net loss (gain) on disposition of assets, early retirement and other impairment and exit charges" for the years ended December 29, 2012, December 31, 2011 and December 25, 2010, respectively.

In the second quarter of 2012, we sold certain real estate in Fontana, CA for approximately $12.1 million and recognized a pre-tax gain of approximately $7.2 million and included in the Western Division segment.

On June 20, 2011 our chief executive officer resigned and we entered into a consulting and non-competition agreement with him.  We accrued for the present value of the future payments under the agreement totaling $2.6 million in June 2011.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 29, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
E.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill represents the excess of the purchase price over the fair value of net tangible and identifiable intangible assets of acquired businesses.  Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are subject to impairment tests at least annually in accordance with ASC 350, Intangibles-Goodwill and Other.  We review the carrying amounts of goodwill and other non-amortizable intangibles by reporting unit to determine if such assets may be impaired.  As the carrying amount of these assets are recoverable based upon a discounted cash flow and market approach analysis, no impairment was recognized.

The following amounts were included in other intangible assets, net as of December 29, 2012 and December 31, 2011 (in thousands):

	2012		2011
	Assets	Accumulated Amortization	Assets	Accumulated Amortization
Non-compete agreements	$3,730	$(3,366)	$6,439	$(5,125)
Customer relationships	8,860	(5,465)	8,860	(4,221)
Licensing agreements	4,589	(1,147)	4,589	(688)
Patents	3,250	(2,350)	3,155	(2,085)
Total	$20,429	$(12,328)	$23,043	$(12,119)

Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Non-compete agreements	5 to 10 years
Customer relationship	5 to 8 years
Licensing agreements	10 years

Amortization expense of intangibles totaled $2.9 million, $5.2 million and $6.9 million in 2012, 2011 and 2010, respectively.  The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2013	$2,170
2014	1,836
2015	1,612
2016	607
2017	459
Thereafter	1,417
Total	$8,101

The changes in the net carrying amount of goodwill and indefinite-lived intangible assets for the years ended December 29, 2012 and December 31, 2011, are as follows (in thousands):

	Goodwill	Indefinite-Lived Intangible Assets
Balance as of December 25, 2010 and December 31, 2011	$154,702	$2,340
Acquisitions	2,514	-
Other	2,100	-

Balance as of December 29, 2012	$159,316	$2,340

DEBT	12 Months Ended
Dec. 29, 2012
DEBT [Abstract]
DEBT
F.	DEBT

On December 17, 2012, we entered into an unsecured Note Purchase Agreement (the "Agreement") under which we issued our 3.89% Series A Senior Notes, due December 17, 2022, in the aggregate principal amount of $35 million and our 3.98% Series B Senior Notes, due December 17, 2024, in the aggregate principal amount of $40 million.  Proceeds from the sale of the Series A Senior Notes and Series B Senior Notes were used to repay amounts due on our existing Series 2002-A Senior Notes, Tranche B totaling $40 million and our revolving credit facility.

On November 14, 2011, we entered into a five-year, $265 million unsecured revolving credit facility, which includes amounts reserved for letters of credit. This facility replaced our $300 million unsecured revolving credit facility. Cash borrowings are charged interest based upon an index we elect, equal to the U.S. prime rate (in the case of borrowings in US Dollars), the Canadian prime rate as determined by the agent (in the case of borrowings in Canadian Dollars), or the Eurodollar rate (in the case of any borrowing, including foreign currency borrowings), in each case, plus a margin ranging from 110 to 165 basis points, determined based upon our financial performance. We are also charged a facility fee on the entire amount of the lending commitment, at a per annum rate ranging from 15 to 35 basis points, also determined based upon our performance.

Outstanding letters of credit extended on our behalf on December 29, 2012 aggregated $28.7 million, which includes approximately $9.8 million related to industrial development revenue bonds.  Outstanding letters of credit extended on our behalf on December 31, 2011 aggregated $31.3 million, which includes approximately $12.4 million related to industrial development revenue bonds.  Letters of credit have one year terms and include an automatic renewal clause.  The letters of credit are charged an annual interest rate ranging from 110 to 165 basis points under the $265 million facility, based upon our financial performance.

Long-term debt obligations are summarized as follows on December 29, 2012 and December 31, 2011 (amounts in thousands):

	2012	2011

Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	$35,000	$-
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	-
Series 2002-A Senior Notes Tranche B		40,000
Revolving credit facility totaling $265 million due on November 14, 2016, interest payable monthly at a floating rate (1.27% on December 29,2012)	11,090	-
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.35% on December 29, 2012)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (0.46% on December 29, 2012)	2,700	2,700
Series 2001 Industrial Development Revenue Bonds		2,500
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.45% on December 29, 2012)	3,700	3,700
Other	-	270
	95,790	52,470
Less current portion		(40,270)
Long-term portion	$95,790	$12,200

Financial covenants on the unsecured revolving credit facility and unsecured notes include minimum interest coverage tests and a maximum leverage ratio.  The agreements also restrict the amount of additional indebtedness we may incur and the amount of assets which may be sold.  We were within all of our lending requirements on December 29, 2012 and December 31, 2011.

On December 29, 2012, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):

2013
2014
2015
2016	$11,090
2017
Thereafter	84,700
$95,790

On December 29, 2012, the estimated fair value of our long-term debt, including the current portion, was $95.4 million, which was $0.4 million less than the carrying value.  The estimated fair value is based on rates anticipated to be available to us for debt with similar terms and maturities.

LEASES	12 Months Ended
Dec. 29, 2012
LEASES [Abstract]
LEASES
G.	LEASES

We lease certain real estate under operating lease agreements with original terms ranging from one to ten years.  We are required to pay real estate taxes and other occupancy costs under these leases. Certain leases carry renewal options of five to fifteen years.  We also lease motor vehicles, equipment, and an aircraft under operating lease agreements for periods of one to ten years.  Future minimum payments under non-cancelable operating leases on December 29, 2012 are as follows (in thousands):

Operating
Leases
2013	$3,930
2014	2,107
2015	1,236
2016	474
2017	25
Thereafter	64
Total minimum lease payments	$7,836

Rent expense was approximately $6.9 million, $9.6 million, and $13.8 million in 2012, 2011, and 2010, respectively.

DEFERRED COMPENSATION	12 Months Ended
Dec. 29, 2012
DEFERRED COMPENSATION [Abstract]
DEFERRED COMPENSATION
H.	DEFERRED COMPENSATION

We have a program whereby certain executives irrevocably elected to defer receipt of certain compensation in 1985 through 1988.  Deferred compensation payments to these executives will commence upon their retirement.  We purchased life insurance on such executives, payable to us in amounts which, if assumptions made as to mortality experience, policy dividends, and other factors are realized, will accumulate cash values adequate to reimburse us for all payments for insurance and deferred compensation obligations.  In the event cash values are not sufficient to fund such obligations, the program allows us to reduce benefit payments to such amounts as may be funded by accumulated cash values.  The deferred compensation liabilities and related cash surrender value of life insurance policies totaled $2.0 million on December 29, 2012 and December 31, 2011 and are included "Other Liabilities" and "Other Assets," respectively.

We also maintain a non-qualified deferred compensation plan (the "Plan") for the benefit of senior management employees who may elect to defer a portion of their annual bonus payments and salaries.  The Plan provides investment options similar to our 401(k) plan, including our stock.  The investment in our stock is funded by the issuance of shares to a Rabbi trust, and may only be distributed in kind.  Assets held by the Plan totaled approximately $1.5 million and $1.2 million on December 29, 2012 and December 31, 2011, respectively, and are included in "Other Assets."  Related liabilities totaled $6.7 million and $5.5 million on December 29, 2012 and December 31, 2011, respectively, and are included in "Other Liabilities" and "Shareholders' Equity."  Assets associated with the Plan are recorded at fair market value.  The related liabilities are recorded at fair market value, with the exception of obligations associated with investments in our stock which are recorded at the market value on the date of deferral.

COMMON STOCK	12 Months Ended
Dec. 29, 2012
COMMON STOCK [Abstract]
COMMON STOCK
I.	COMMON STOCK

In April 2002, our shareholders approved the 2002 Employee Stock Purchase Plan ("Stock Purchase Plan") to succeed the Employee Stock Purchase Plan originally approved in 1994.  In April 2008, our shareholders authorized additional shares to be allocated to the Stock Purchase Plan and extended the term of the Stock Purchase Plan to 2018.  The plan allows eligible employees to purchase shares of our stock at a share price equal to 85% of fair market value on the purchase date.  We have expensed the fair value of the compensation associated with these awards, which approximates the discount.  The amount of expense is normal.

In April 1994, our shareholders approved the Directors' Retainer Stock Plan ("Stock Retainer Plan").  In April 2007, our shareholders authorized additional shares to be distributed pursuant to this plan.  The Stock Retainer Plan allows eligible members of the Board of Directors to defer their retainer fees and receive shares of our stock at the time of their retirement, disability or death.  The number of shares to be received is equal to the amount of the retainer fee deferred multiplied by 110%, divided by the fair market value of a share of our stock at the time of deferral. The number of shares is increased by the amount of dividends paid on the Company's common stock.  We recognized expense for this plan of $0.5 million each in 2012, 2011 and 2010.

On April 15, 2010, our shareholders approved an amended and restated Long Term Stock Incentive Plan (the "LTSIP"). The LTSIP reserves 1,000,000 shares, plus a balance of unused shares from prior plans of approximately 1.6 million shares, plus an annual increase of no more than 200,000 shares per year which may be added on the date of the annual meeting of shareholders.  The LTSIP provides for the granting of stock options, reload options, stock appreciation rights, restricted stock, performance shares and other stock-based awards.

A summary of the transactions under the stock option plans is as follows:

	Stock Under Option	Weighted-Average Exercise Price Per Share	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 26, 2009	473,878	$23.34	2.97	$7,049,362
Exercised	(96,310)	19.80		1,764,674
Forfeited or expired	(17,571)	28.60
Outstanding at December 25, 2010	359,997	24.04	2.35	5,012,758
Exercised	(122,517)	21.33		1,153,067
Forfeited or expired	(46,146)	20.57
Outstanding at December 31, 2011	191,334	26.60	1.83	872,441
Exercised	(79,550)	21.82		970,698
Forfeited or expired	(1,678)	21.84
Outstanding at December 29, 2012	110,106	30.13	1.64	845,915
Vested or expected to vest at December 29, 2012	(51,000)	29.53
Exercisable at December 29, 2012	59,106	$30.64	1.59	$423,790

The unrecognized compensation expense for stock options is not significant for 2012, 2011 or 2010.

A summary of the nonvested restricted shares issued under stock award plans is as follows:

	Restricted Awards	Weighted-Average Grant Date Fair Value	Unrecognized Compensation Expense (in millions)	Weighted-Average Period to Recognize Expense
Nonvested at December 26, 2009	173,846	25.83	$2.3	2.47 years
Granted	79,761	34.14
Vested	(17,011)	32.61
Forfeited	(16,802)	27.77
Nonvested at December 25, 2010	219,794	28.17	2.8	2.30 years
Granted	71,950	38.19
Vested	(113,244)	29.13
Forfeited	(15,500)	30.12
Nonvested at December 31, 2011	163,000	$31.75	3.4	3.37 years
Granted	37,433	35.05
Vested	(859)	29.72
Forfeited	(12,965)	30.35
Nonvested at December 29, 2012	186,609	$32.22	$3.2	2.68 years

Under the Stock Purchase Plan and LTSIP, we recognized share-based compensation expense of $1.3 million, $1.4 million, and $2.4 million and the related total income tax benefits of $0.5 million, $0.5 million, and $0.9 million in 2012, 2011 and 2010, respectively.

In 2012, 2011 and 2010, cash received from option exercises and share issuances under our plans was $2.0 million, $3.0 million and $2.3 million, respectively.  The actual tax benefit realized in 2012, 2011 and 2010 for the tax deductions from option exercises totaled $0.8 million, $0.7 million and $0.6 million, respectively.

As of December 29, 2012, a total of approximately 3.0 million shares are reserved for issuance under the plans mentioned above.

On November 14, 2001, the Board of Directors approved a share repurchase program (which succeeded a previous program) allowing us to repurchase up to 2.5 million shares of our common stock.  On October 14, 2010, our Board authorized an additional 2 million shares to be repurchased under our share repurchase program.  We repurchased 144,900 shares under this program in 2010.  As of December 29, 2012, the cumulative total authorized shares available for repurchase is approximately 3.0 million shares.

RETIREMENT PLANS	12 Months Ended
Dec. 29, 2012
RETIREMENT PLANS [Abstract]
RETIREMENT PLANS
J.	RETIREMENT PLANS

We have a profit sharing and 401(k) plan for the benefit of substantially all of our employees, excluding the employees of certain wholly-owned subsidiaries.  Amounts contributed to the plan are made at the discretion of the Board of Directors.  We matched 25% of employee contributions in 2012 and 2011, on a discretionary basis, totaling $1.6 million and $1.5 million, respectively.  The basis for matching contributions may not exceed the lesser of 6% of the employee's annual compensation or the IRS limitation.

On July 14, 2011, the compensation committee of the board of directors approved a retirement plan for officers whereby we will pay, upon retirement, benefits totaling 150% of the officer's highest base salary in the three years immediately preceding separation from service plus health care benefits for a specified period of time if certain eligibility requirements are met. Approximately $3.4 million and $2.5 million are accrued in "Other Liabilities" for this plan at December 29, 2012 and December 31, 2011, respectively.

INCOME TAXES	12 Months Ended
Dec. 29, 2012
INCOME TAXES [Abstract]
INCOME TAXES
K.	INCOME TAXES

Income tax provisions for the years ended December 29, 2012, December 31, 2011, and December 25, 2010 are summarized as follows (in thousands):

	2012	2011	2010
Currently Payable:
Federal	$5,167	$453	$4,762
State and local	2,160	1,419	1,768
Foreign	3,123	3,000	3,344
	10,450	4,872	9,874
Net Deferred:
Federal	3,464	(1,884)	384
State and local	946	(137)	(689)
Foreign	194	23	(2,369)
	4,604	(1,998)	(2,674)
	$15,054	$2,874	$7,200

The components of earnings before income taxes consist of the following:

	2012	2011	2010

U.S.	$31,768	$328	$16,185
Foreign	9,296	8,459	10,926
Total	$41,064	$8,787	$27,111

The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2012	2011	2010
Statutory federal income tax rate	35.0%	34.0%	35.0%
State and local taxes (net of federal benefits)	5.2	8.2	2.4
Effect of noncontrolling owned interest in earnings of partnerships	(0.5)	(3.0)	(1.8)
Manufacturing deduction	(1.6)	(1.9)	(1.6)
Tax credits, including foreign tax credit	(1.2)	(15.4)	(1.7)
Change in valuation allowance	-	-	(10.5)
Change in uncertain tax positions reserve	(1.0)	0.4	0.2
Foreign rate differential	0.7	0.4	-
Other permanent differences	1.1	4.9	2.2
Other, net	(1.1)	4.9	2.4
Effective income tax rate	36.6%	32.5%	26.6%

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 29, 2012 and December 31, 2011 are as follows (in thousands):

	2012	2011
Employee benefits	$7,295	$6,609
Net operating loss carryforwards	1,592	2,307
Foreign subsidiary capital loss carryforward	671	671
Other tax credits	1,494	1,315
Inventory	838	141
Reserves on receivables	1,193	1,090
Accrued expenses	2,995	2,287
Other, net	2,673	2,794
Gross deferred income tax assets	18,751	17,214
Valuation allowance	(671)	(671)
Deferred income tax assets	18,080	16,543

Depreciation	(18,248)	(16,004)
Intangibles	(12,781)	(9,272)
Other, net	(1,010)	(622)
Deferred income tax liabilities	(32,039)	(25,898)
Net deferred income tax liability	$(13,959)	$(9,355)

The valuation allowance consists of a capital loss carryforward we have for a wholly-owned subsidiary, Universal Forest Products of Canada, Inc. Based upon the business activity and the nature of the assets of this subsidiary, our ability to realize a future benefit from this loss carryforward is in doubt, therefore we have established an allowance for the entire amount of the future benefit. The loss has an unlimited carryforward and therefore will not expire unless there is a change in control of the subsidiary.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES	12 Months Ended
Dec. 29, 2012
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES [Abstract]
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES
L.	ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

ASC 740, Income Taxes ("ASC 740") clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements.  ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, and disclosure requirements.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2012	2011	2010
Gross unrecognized tax benefits beginning of year	$1,837	$1,253	$10,110
Increase in tax positions for prior years	1	225	-
Increase in tax positions for current year	68	391	260
Settlements with taxing authorities	(137)	-	(8,690)
Lapse in statute of limitations	(238)	(32)	(427)
Gross unrecognized tax benefits end of year	1,531	$1,837	$1,253

Our effective tax rate would have been affected by the unrecognized tax benefits had this amount been recognized as a reduction to income tax expense.

We recognized interest and penalties for unrecognized tax benefits in our provision for income taxes. The liability for unrecognized tax benefits included accrued interest and penalties of $0.2 million, $0.3 million and $0.2 million at December 29, 2012, December 31, 2011 and December 25, 2010, respectively.

We file income tax returns in the United States and in various state, local and foreign jurisdictions. During 2010, the Internal Revenue Service examination for tax years 2004 – 2008 was resolved. For the majority of state and foreign jurisdictions, we are no longer subject to income tax examinations for years before 2007. A number of routine state and local examinations are currently ongoing. Due to the potential for resolution of state examinations, and the expiration of various statutes of limitation, and new positions that may be taken, it is reasonably possible that the amounts of unrecognized tax benefits could change in the next twelve months.

COMMITMENTS, CONTINGENCIES, AND GUARANTEES	12 Months Ended
Dec. 29, 2012
COMMITMENTS, CONTINGENCIES, AND GUARANTEES [Abstract]
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
M.	COMMITMENTS, CONTINGENCIES, AND GUARANTEES

We are self-insured for environmental impairment liability, including certain liabilities which are insured through a wholly owned subsidiary, Ardellis Insurance Ltd., a licensed captive insurance company.

We own and operate a number of facilities throughout the United States that chemically treat lumber products.  In connection with the ownership and operation of these and other real properties, and the disposal or treatment of hazardous or toxic substances, we may, under various federal, state, and local environmental laws, ordinances, and regulations, be potentially liable for removal and remediation costs, as well as other potential costs, damages, and expenses.  Environmental reserves, calculated with no discount rate, have been established to cover remediation activities at our affiliates' wood preservation facilities in Stockertown, PA; Elizabeth City, NC; Auburndale, FL; Janesville, WI; and Medley, FL.  In addition, a reserve was established for our affiliate's facility in Thornton, CA to remove certain lead containing materials which existed on the property at the time of purchase.  During 2009, a subsidiary entered into a consent order with the State of Florida to conduct additional testing at the Auburndale, FL facility.  We admitted no liability and the costs are not expected to be material.

On a consolidated basis, we have reserved approximately $3.5 million on December 29, 2012 and $3.4 million December 31, 2011, representing the estimated costs to complete future remediation efforts. These amounts have not been reduced by an insurance receivable.

From time to time, various special interest environmental groups have petitioned certain states requesting restrictions on the use or disposal of CCA treated products.  The wood preservation industry trade groups are working with the individual states and their regulatory agencies to provide an accurate, factual background which demonstrates that the present method of uses and disposal is scientifically supported.  Our affiliates market a modest amount of CCA treated products for permitted, non-residential applications.

We have not accrued for any potential loss related to the contingencies above.  However, potential liabilities of this nature are not conducive to precise estimates and are subject to change.

In 2012, we recorded a $2.3 million loss contingency for a Canadian anti-dumping duty. The Canadian government has imposed retroactive assessments for antidumping and countervailing duties tied to certain extruded aluminum products imported from China.  While we continue to work with the government to clarify the applicability of these rules to our products, we recorded a charge in 2012 for this matter.

In addition, on December 29, 2012, we were parties either as plaintiff or a defendant to a number of lawsuits and claims arising through the normal course of our business.  In the opinion of management, our consolidated financial statements will not be materially affected by the outcome of these contingencies and claims.

On December 29, 2012, we had outstanding purchase commitments on capital projects of approximately $3.6 million.

We provide a variety of warranties for products we manufacture. Historically, warranty claims have not been material.  We distribute products manufactured by other companies, some of which are no longer in business.  While we do not warrant these products, we have received claims as a distributor of these products when the manufacturer no longer exists or has the ability to pay.  Historically, these costs have not had a material affect on our consolidated financial statements.

In certain cases we supply building materials and labor to site-built construction projects or we jointly bid on contracts with framing companies for such projects. In some instances we are required to post payment and performance bonds to insure the owner that the products and installation services are completed in accordance with our contractual obligations.  We have agreed to indemnify the surety for claims made against the bonds.  As of December 29, 2012, we had approximately $20.1 million in outstanding payment and performance bonds, which expire during the next two years.  In addition, approximately $21.6 million in payment and performance bonds are outstanding for completed projects which are still under warranty.

On December 29, 2012 we had outstanding letters of credit totaling $28.7 million, primarily related to certain insurance contracts and industrial development revenue bonds described further below.

In lieu of cash deposits, we provide irrevocable letters of credit in favor of our insurers to guarantee our performance under certain insurance contracts.  We currently have irrevocable letters of credit outstanding totaling approximately $18.9 million for these types of insurance arrangements.  We have reserves recorded on our balance sheet, in accrued liabilities, that reflect our expected future liabilities under these insurance arrangements.

We are required to provide irrevocable letters of credit in favor of the bond trustees for all of the industrial development revenue bonds that we have issued.  These letters of credit guarantee principal and interest payments to the bondholders.  We currently have irrevocable letters of credit outstanding totaling approximately $9.8 million related to our outstanding industrial development revenue bonds.  These letters of credit have varying terms but may be renewed at the option of the issuing banks.

Certain wholly owned domestic subsidiaries have guaranteed the indebtedness of Universal Forest Products, Inc. in certain debt agreements, including the Series 2012 Senior Notes and our revolving credit facility.  The maximum exposure of these guarantees is limited to the indebtedness outstanding under these debt arrangements and this exposure will expire concurrent with the expiration of the debt agreements.

Many of our wood treating operations utilize "Subpart W" drip pads, defined as hazardous waste management units by the EPA.  The rules regulating drip pads require that the pad be "closed" at the point that it is no longer intended to be used for wood treating operations or to manage hazardous waste.  Closure involves identification and disposal of contaminants which are required to be removed from the facility.  The cost of closure is dependent upon a number of factors including, but not limited to, identification and removal of contaminants, cleanup standards that vary from state to state, and the time period over which the cleanup would be completed.  Based on our present knowledge of existing circumstances, it is considered probable that these costs will approximate $0.6 million.  As a result, this amount is recorded in other long-term liabilities on December 29, 2012.

We did not enter into any new guarantee arrangements during 2012 which would require us to recognize a liability on our balance sheet.

CONSULTING & NON-COMPETE AGREEMENTS	12 Months Ended
Dec. 29, 2012
CONSULTING & NON-COMPETE AGREEMENTS [Abstract]
CONSULTING & NON-COMPETE AGREEMENTS
N.	CONSULTING & NON-COMPETE AGREEMENTS

On June 20, 2011 we entered into a consulting and non-compete agreement with our former CEO which provides for monthly payments through December 2015 that began upon resignation from Universal Forest Products, Inc. All amounts were fully accrued and vested on the date of resignation. The present value of these payments totaled approximately $1.8 million and $2.3 million at December 29, 2012 and December 31, 2011, respectively, and is accrued in other liabilities.

On December 17, 2007 we entered into a consulting and non-compete agreement with our former CEO which provided for monthly payments for a term of three years that began upon retirement from Universal Forest Products, Inc.  All amounts were fully accrued and vested on the date of retirement, and all amounts due under this agreement were paid in full as of December 29, 2012.  The present value of these payments totaled approximately $0.4 million at December 31, 2011 and is accrued in other liabilities.

SEGMENT REPORTING	12 Months Ended
Dec. 29, 2012
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
O.	SEGMENT REPORTING

ASC 280, Segment Reporting ("ASC 280") defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

Our operating segments consist of the Eastern, Western, Site-Built, Consumer Products and Distribution divisions.  In accordance with ASC 280, due to the similar economic characteristics, nature of products, distribution methods, and customers, we have aggregated our Eastern and Western operating segments into one reportable segment.  The Site-Built division is considered a separate reportable segment.  Our other divisions do not collectively form a reportable segment because their respective operations are dissimilar and they do not meet the applicable quantitative requirements.  These operations have been included in the "All Other" column of the table below.  The "Corporate" column includes unallocated administrative costs.

	2012
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,635,178	$222,824	$196,931	$-	$2,054,933
Intersegment net sales	62,806	20,396	12,724	-	95,926
Interest expense	373	-	51	3,629	4,053
Amortization expense	1,667	-	1,251	-	2,918
Depreciation expense	17,762	2,054	4,286	6,359	30,461
Segment operating profit	60,573	1,299	(11,316)	(6,028)	44,528
Segment assets	588,567	102,923	103,309	65,741	860,540
Capital expenditures	15,411	830	11,967	2,136	30,344

	2011
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,486,058	$183,120	$153,158	$-	$1,822,336
Intersegment net sales	77,858	24,907	28,636	-	131,401
Interest expense	440	154	-	3,138	3,732
Amortization expense	3,571	-	1,612	-	5,183
Depreciation expense	19,036	2,380	3,240	6,148	30,804
Segment operating profit	28,198	(6,349)	(8,731)	(1,107)	12,011
Segment assets	520,506	87,160	82,993	73,348	764,007
Capital expenditures	14,870	1,007	8,856	8,199	32,932

	2010
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,566,094	$179,113	$145,644	$-	$1,890,851
Intersegment net sales	104,186	17,482	45,174	-	166,842
Interest expense	424	45	-	3,080	3,549
Amortization expense	4,492	96	2,331	-	6,919
Depreciation expense	20,140	2,509	3,069	4,711	30,429
Segment operating profit	35,515	(5,471)	1,400	(1,155)	30,289
Segment assets	525,482	86,128	80,576	97,210	789,396
Capital expenditures	14,205	394	4,832	7,519	26,950

In 2012, 2011, and 2010, 18%, 23%, and 28% of net sales, respectively, were to a single customer.

Information regarding principal geographic areas was as follows (in thousands):

	2012		2011		2010
		Long-Lived		Long-Lived		Long-Lived
		Tangible		Tangible		Tangible
	Net Sales	Assets	Net Sales	Assets	Net Sales	Assets
United States	$2,005,740	$220,513	$1,779,909	$221,269	$1,844,289	$218,533
Foreign	49,193	17,097	42,427	16,578	46,562	15,073
Total	$2,054,933	$237,610	$1,822,336	$237,847	$1,890,851	$233,606

Sales generated in Canada and Mexico are primarily to customers in the United States of America.

The following table presents, for the periods indicated, our percentage of value-added and commodity-based sales to total sales.

	Value-Added	Commodity-Based
2012	58.7%	41.3%
2011	58.8%	41.2%
2010	58.6%	41.4%

Value-added product sales consist of fencing, decking, lattice, and other specialty products sold to the retail building materials market, specialty wood packaging, engineered wood components, and wood-alternative products.  Engineered wood components include roof trusses, wall panels, and floor systems. Wood-alternative products consist primarily of composite wood and plastics.  Although we consider the treatment of dimensional lumber with certain chemical preservatives a value-added process, treated lumber is not presently included in the value-added sales totals.  Commodity-based product sales consist primarily of remanufactured lumber and preservative treated lumber.

The following table presents, for the periods indicated, our gross sales (in thousands) by major product classification.

	Years Ended
	December 31,	December 31,	December 25,
	2012	2011	2010
Value-Added Sales
Trusses – residential, modular and manufactured housing	$185,939	$148,715	$167,165
Fencing	125,887	145,486	162,314
Decking and railing – composite, wood and other	123,935	126,832	162,699
Turn-key framing and installed sales	137,633	120,317	117,340
Industrial packaging and components	199,595	174,057	142,369
Engineered wood products (eg. LVL; i-joist)	50,703	41,313	46,069
Manufactured brite and other lumber	56,991	49,355	50,540
Wall panels	23,584	19,049	26,093
Outdoor DIY products (eg. stakes; landscape ties)	38,916	40,716	46,610
Construction and building materials (eg. door packages; drywall)	125,446	94,768	73,629
Lattice – plastic and wood	38,005	42,792	45,819
Manufactured brite and other panels	61,013	39,772	37,046
Siding, trim and moulding	24,996	20,088	19,469
Hardware	13,350	12,094	12,204
Manufactured treated lumber	11,566	11,749	11,706
Manufactured treated panels	6,336	5,418	4,562
Other	54	94	92
Total Value-Added Sales	1,223,949	1,092,615	1,125,726

Commodity-Based Sales
Non-manufactured brite and other lumber	348,083	304,070	315,634
Non-manufactured treated lumber	285,929	285,340	305,756
Non-manufactured brite and other panels	194,144	144,236	147,845
Non-manufactured treated panels	25,782	23,386	21,330
Other	8,118	7,767	5,851
Total Commodity-Based Sales	862,056	764,799	796,416
Total Gross Sales	2,086,005	1,857,414	1,922,142
Sales allowances	(31,072)	(35,078)	(31,291)
Total Net Sales	2,054,933	$1,822,336	$1,890,851

QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 29, 2012
QUARTERLY FINANCIAL INFORMATION (UNAUDITED) [Abstract]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
P.	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following table sets forth selected financial information for all of the quarters, each consisting of 13 weeks (except fourth quarter of 2011 which consisted of 14 weeks) during the years ended December 29, 2012 and December 31, 2011 (in thousands, except per share data):

	First		Second		Third		Fourth
	2012	2011	2012	2011	2012	2011	2012	2011
Net sales	$457,111	$387,233	$593,693	$544,139	$533,366	$468,941	$470,763	$422,023
Gross profit	53,666	41,414	71,747	56,587	55,227	54,358	44,337	47,368
Net earnings (loss)	4,386	(3,412)	18,010	4,496	4,756	6,005	(1,141)	(1,176)
Net earnings (loss) attributable to controlling interest	4,155	(3,670)	17,509	4,277	4,198	5,616	(1,927)	(1,674)
Basic earnings (loss) per share	0.21	(0.19)	0.88	0.22	0.21	0.29	(0.10)	(0.09)
Diluted earnings (loss) per share	0.21	(0.19)	0.88	0.22	0.21	0.29	(0.10)	(0.09)

SUBSEQUENT EVENTS	12 Months Ended
Dec. 29, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
Q.	SUBSEQUENT EVENTS

On December 31, 2012, one of our subsidiaries acquired the operating assets of Custom Caseworks, Inc. a high-precision business-to-business manufacturer of engineered wood products used in a variety of applications in many commercial markets and had annual sales of $7 million.  The purchase price was $6.3 million.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 29, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
PRINCIPLES OF CONSOLIDATION
PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include our accounts and those of our wholly-owned and majority-owned subsidiaries and partnerships.  In addition, we consolidate 50% owned entities over which we exercise control.  Intercompany transactions and balances have been eliminated.

NONCONTROLLING INTEREST IN SUBSIDIAIRIES
NONCONTROLLING INTEREST IN SUBSIDIARIES

Noncontrolling interest in results of operations of consolidated subsidiaries represents the noncontrolling shareholders' share of the income or loss of various consolidated subsidiaries.  The noncontrolling interest reflects the original investment by these noncontrolling shareholders combined with their proportional share of the earnings or losses of these subsidiaries, net of distributions paid.

FISCAL YEAR
FISCAL YEAR

Our fiscal year is a 52 or 53 week period, ending on the last Saturday of December.  Unless otherwise stated, references to 2012, 2011, and 2010 relate to the fiscal years ended December 29, 2012, December 31, 2011, and December 25, 2010, respectively.  Fiscal years 2012 and 2010 were comprised of 52 weeks.  Fiscal year 2011 was comprised of 53 weeks.

FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS
FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

We follow ASC Topic 820, Fair Value Measurements and Disclosures, which provides a consistent definition of fair value, focuses on exit price, prioritizes the use of market-based inputs over entity-specific inputs for measuring fair value and establishes a three-tier hierarchy for fair value measurements. This topic requires fair value measurements to be classified and disclosed in one of the following three categories:

•	Level 1 — Financial instruments with unadjusted, quoted prices listed on active market exchanges.
•
Level 2 — Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over-the-counter traded financial instruments. Financial instrument values are determined using prices for recently traded financial instruments with similar underlying terms and direct or indirect observational inputs, such as interest rates and yield curves at commonly quoted intervals.

•
Level 3 — Financial instruments not actively traded on a market exchange and there is little, if any, market activity. Values are determined using significant unobservable inputs or valuation techniques.

CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of cash and highly-liquid investments purchased with an original maturity of three months or less.  There were no cash equivalents as of December 29, 2012.  Cash equivalents totaled approximately $5.4 million as of December 31, 2011.

Restricted cash consists of amounts held in escrow for the purchase of the operating assets of Custom Caseworks, Inc. totaling $6.3 million as of December 29, 2012 and the amount required to be held for loss funding totaling $0.5 million and $0.7 million as of December 29, 2012 and December 31, 2011, respectively.

ACCOUNTS RECEIVABLE AND ALLOWANCES
ACCOUNTS RECEIVABLE AND ALLOWANCES

We perform periodic credit evaluations of our customers and generally do not require collateral.  Accounts receivable are due under a range of terms we offer to our customers.  Discounts are offered, in most instances, as an incentive for early payment.

We base our allowances related to receivables on historical credit and collections experience, and the specific identification of other potential problems, including the general economic climate.  Actual collections can differ, requiring adjustments to the allowances.  Individual accounts receivable balances are evaluated on a monthly basis, and those balances considered uncollectible are charged to the allowance.

The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 29, 2012:
Allowance for possible losses on accounts receivable	$2,053	$16,687	$(16,190)	$2,550

Year Ended December 31, 2011:
Allowance for possible losses on accounts receivable	$2,611	$18,144	$(18,702)	$2,053

Year Ended December 25, 2010:
Allowance for possible losses on accounts receivable	$2,897	$14,967	$(15,253)	$2,611

* Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

We record estimated sales returns, discounts, and other applicable adjustments as a reduction of net sales in the same period revenue is recognized.

NOTES RECEIVABLE AND ALLOWANCES
NOTES RECEIVABLE AND ALLOWANCES

We have written agreements to receive repayment of funds borrowed from us, consisting of principal as well as any accrued interest, at a specified future date. We record a valuation allowance relating to these agreements for the portion that is expected to be uncollectible. The current portion of notes receivable, net of allowance, totaled $0.2 million and $1.1 million at December 29, 2012 and December 31, 2011, respectively and are included in "Other Current Assets". The long-term portion of notes receivable, net of allowance, totaled $7.7 million and $9.6 million at December 29, 2012 and December 31, 2011, respectively and are included in "Other Assets".

The following table presents the activity in our notes receivable allowances (in thousands):

	Beginning Balance	Additions	Deductions	Ending Balance
Year Ended December 29, 2012:
Allowance for possible losses on Notes receivable	$-	$3,226	$-	$3,226

INVENTORIES
INVENTORIES

Inventories are stated at the lower of cost or market.  The cost of inventories includes raw materials, direct labor, and manufacturing overhead.  Cost is determined on a weighted average basis.  Raw materials consist primarily of unfinished wood products expected to be manufactured or treated prior to sale, while finished goods represent various manufactured and treated wood products ready for sale.

PROPERTY, PLANT, AND EQUIPMENT
PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment are stated at cost.  Expenditures for renewals and betterments are capitalized, and maintenance and repairs are expensed as incurred.  Amortization of assets held under capital leases is included in depreciation and amortized over the shorter of the estimated useful life of the asset or the lease term.  Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets as follows:

Land improvements	5 to 15 years
Buildings and improvements	15 to 31.5 years
Machinery, equipment and office furniture	3 to 10 years

LONG-LIVED ASSETS
LONG-LIVED ASSETS

In accordance with ASC 360, Property, Plant, and Equipment ("ASC 360"), when an indicator of potential impairment exists, we evaluate the recoverability of our long-lived assets by determining whether unamortized balances could be recovered through undiscounted future operating cash flows over the remaining lives of the assets.  If the sum of the expected future cash flows was less than the carrying value of the assets, an impairment loss would be recognized for the excess of the carrying value over the fair value.

FOREIGN CURRENCY
FOREIGN CURRENCY

Our foreign operations use the local currency as their functional currency.  Accordingly, assets and liabilities are translated at exchange rates as of the balance sheet date and revenues and expenses are translated using weighted average rates, with translation adjustments included as a separate component of shareholders' equity. Gains and losses arising from re-measuring foreign currency transactions are included in earnings.

SELF-INSURANCE RESERVES
SELF-INSURANCE RESERVES

We are primarily self-insured for certain employee health benefits, and have self-funded retentions for general liability, automobile liability, property and workers' compensation.  We are fully self-insured for environmental liabilities.  The general liability, automobile liability, property, workers' compensation, and certain environmental liabilities are managed through a wholly-owned insurance captive; the related assets and liabilities of which are included in the consolidated financial statements as of December 29, 2012 and December 31, 2011.  Our policy is to accrue amounts equal to actuarially determined or internally computed liabilities.  The actuarial and internal valuations are based on historical information along with certain assumptions about future events.  Changes in assumptions for such matters as legal actions, medical cost trends, and changes in claims experience could cause these estimates to change in the future.

INCOME TAXES
INCOME TAXES

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future.  Such deferred income tax asset and liability computations are based on enacted tax laws and rates.  Valuation allowances are established when necessary to reduce deferred income tax assets to the amounts expected to be realized.  Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred income tax assets and liabilities.

REVENUE RECOGNITION
REVENUE RECOGNITION

Revenue is recognized at the time the product is shipped to the customer. Generally, title passes at the time of shipment.  In certain circumstances, the customer takes title when the shipment arrives at the destination.  However, our shipping process is typically completed the same day.

Earnings on construction contracts are reflected in operations using percentage-of-completion accounting, under either the cost to cost or units of delivery methods, depending on the nature of the business at individual operations.  Under percentage-of-completion using the cost to cost method, revenues and related earnings on construction contracts are measured by the relationships of actual costs incurred related to the total estimated costs.  Under percentage-of-completion using the units of delivery method, revenues and related earnings on construction contracts are measured by the relationships of actual units produced related to the total number of units.  Revisions in earnings estimates on the construction contracts are recorded in the accounting period in which the basis for such revisions becomes known.  Projected losses on individual contracts are charged to operations in their entirety when such losses become apparent.

The following table presents the balances of percentage-of-completion accounts on December 29, 2012 and December 31, 2011 which are included in other current assets and other accrued liabilities, respectively (in thousands):

	2012	2011
Cost and Earnings in Excess of Billings	$4,981	$3,670
Billings in Excess of Cost and Earnings	2,020	2,668

SHIPPING AND HANDLING OF PRODUCT
SHIPPING AND HANDLING OF PRODUCT

Shipping and handling costs that are charged to and reimbursed by the customer are recognized as revenue.  Costs incurred related to the shipment and handling of products are classified in cost of goods sold.

EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of earnings per share ("EPS") is as follows (in thousands):

	December 29, 2012	December 31, 2011	December 25, 2010
Numerator:
Net earnings attributable to controlling interest	$23,934	$4,549	$17,411
Adjustment for earnings allocated to non-vested restricted common stock	(210)	(38)	(6)
Net earnings for calculating EPS	$23,724	$4,511	$17,405
Denominator:
Weighted average shares outstanding	19,800	19,572	19,452
Adjustment for non-vested restricted common stock	(173)	(165)	(220)
Shares for calculating basic EPS	19,627	19,407	19,232
Effect of dilutive stock options	6	126	244
Shares for calculating diluted EPS	19,633	19,533	19,476
Net earnings per share:
Basic	$1.21	$0.23	$0.91
Diluted	$1.21	$0.23	$0.89

No options were excluded from the computation of diluted EPS for 2012.  Options to purchase 105,000 and 10,000 shares of common stock were not included in the computation of diluted EPS for 2011 and 2010, respectively, because the options' exercise prices were greater than the average market price of the common stock during the period and, therefore, would be antidilutive.

USE OF ACCOUNTING ESTIMATES
USE OF ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period.  We believe our estimates to be reasonable; however, actual results could differ from these estimates.

RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income ("ASU 2011-05").  ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity.  Under ASU 2011-05, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate consecutive statements.  We have adopted the provisions of ASU 2011-05 by presenting comprehensive income in a continuous statement of earnings and comprehensive income.

In July 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (ASC Topic 350) Testing Indefinite-Lived Intangible Assets for Impairment ("ASU 2012-02").  ASU 2012-02 amends prior indefinite-lived intangible asset impairment testing guidance. Under ASU 2012-02, we have the option to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. If, after considering the totality of events and circumstances, an entity determines it is more likely than not that an indefinite-lived intangible asset is not impaired, then further quantitative assessment is unnecessary. ASU 2012-02 became effective for the Company during the interim and annual periods beginning after September 15, 2012. We have adopted these provisions for our year-end assessment.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (ASC Topic 220) ("ASU 2013-02").  ASU 2013-02 amends prior presentation of comprehensive income guidance. ASU 2013-02 requires that we report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required to be reclassified in its entirety to net income. ASU 2013-02 will be effective for the Company during the interim and annual periods beginning after December 15, 2012. The adoption of ASU 2013-02 is not expected to significantly affect our consolidated financial position, results of operations or cash flows.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 29, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts Receivable Allowances
The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 29, 2012:
Allowance for possible losses on accounts receivable	$2,053	$16,687	$(16,190)	$2,550

Year Ended December 31, 2011:
Allowance for possible losses on accounts receivable	$2,611	$18,144	$(18,702)	$2,053

Year Ended December 25, 2010:
Allowance for possible losses on accounts receivable	$2,897	$14,967	$(15,253)	$2,611

* Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

Notes Receivable Allowances
The following table presents the activity in our notes receivable allowances (in thousands):

	Beginning Balance	Additions	Deductions	Ending Balance
Year Ended December 29, 2012:
Allowance for possible losses on Notes receivable	$-	$3,226	$-	$3,226

Estimated Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment are stated at cost.  Expenditures for renewals and betterments are capitalized, and maintenance and repairs are expensed as incurred.  Amortization of assets held under capital leases is included in depreciation and amortized over the shorter of the estimated useful life of the asset or the lease term.  Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets as follows:

Land improvements	5 to 15 years
Buildings and improvements	15 to 31.5 years
Machinery, equipment and office furniture	3 to 10 years

Percentage of Completion Account Balances
The following table presents the balances of percentage-of-completion accounts on December 29, 2012 and December 31, 2011 which are included in other current assets and other accrued liabilities, respectively (in thousands):

	2012	2011
Cost and Earnings in Excess of Billings	$4,981	$3,670
Billings in Excess of Cost and Earnings	2,020	2,668

Earnings Per Share Reconciliation
The computation of earnings per share ("EPS") is as follows (in thousands):

	December 29, 2012	December 31, 2011	December 25, 2010
Numerator:
Net earnings attributable to controlling interest	$23,934	$4,549	$17,411
Adjustment for earnings allocated to non-vested restricted common stock	(210)	(38)	(6)
Net earnings for calculating EPS	$23,724	$4,511	$17,405
Denominator:
Weighted average shares outstanding	19,800	19,572	19,452
Adjustment for non-vested restricted common stock	(173)	(165)	(220)
Shares for calculating basic EPS	19,627	19,407	19,232
Effect of dilutive stock options	6	126	244
Shares for calculating diluted EPS	19,633	19,533	19,476
Net earnings per share:
Basic	$1.21	$0.23	$0.91
Diluted	$1.21	$0.23	$0.89

FAIR VALUE (Tables)	12 Months Ended
Dec. 29, 2012
FAIR VALUE [Abstract]
Assets and Liabilities Measured at Fair Value
We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value. Assets and liabilities measured at fair value are as follows:

	December 29, 2012			December 31, 2011
(in thousands)	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total
Recurring:
Money market funds	$62		$62	$99		$99
Mutual funds:
Domestic stock funds	613	-	613	496	-	496
International stock funds	500	-	500	426	-	426
Target funds	145	-	145	119	-	119
Bond funds	140	-	140	106	-	106
Total mutual funds	1,398	-	1,398	1,147	-	1,147
Non-Recurring:
Property, plant and equipment		$1,600	$1,600		$7,196	7,196
Assets at fair value	$1,460	$1,600	$3,060	$1,246	$7,196	$8,442

BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 29, 2012
BUSINESS COMBINATIONS [Abstract]
Business Acquisitions Accounted for Using Purchase Method
We completed the following business combinations in fiscal 2012 and 2010, which were accounted for using the purchase method (in millions).  No business combinations were completed in fiscal 2011.

Company Name	Acquisition Date	Purchase Price	Intangible Assets	Net Tangible Assets	Operating Segment	Business Description
Nepa Pallet and Container Co., Inc. ("Nepa")	November 5, 2012	$16.2 (asset purchase)	$1.4	$14.8	Western Division
Manufactures pallets, containers and bins for agricultural and industrial customers.  Facilities are located in Snohomish, Yakima and Wenatchee, WA. Nepa had trailing twelve month sales through September 2012 of $25 million.

MSR Forest Products, LLC ("MSR")	May 16, 2012	$3.2 (asset purchase)	$1.1	$2.1	Distribution Division	Supplies roof trusses and cut-to-size lumber to manufactured housing customers. Facilities are located in Haleyville, AL and Waycross, GA. In 2011, MSR had annual sales of $10 million.
Shepherd Distribution Co. ("Shepherd")	April 29, 2010	$5.9 (asset purchase)	$2.2	$3.7	Distribution Division
Distributes shingle underlayment, bottom board, house wrap, siding, poly film and other products to manufactured housing and RV customers.  Headquartered in Elkhart, Indiana, it has distribution capabilities throughout the United States.

Purchased a percentage of certain assets.

Service Supply Distribution, Inc. ("Service Supply")	March 8, 2010	$0.6 (asset purchase)	$0.0	$0.6	Distribution Division
Distributes certain plumbing, electrical, adhesives, flooring, paint and other products to manufactured housing and RV customers.  Headquartered in Cordele, Georgia, it has distribution capabilities throughout the United States.

Purchased a percentage of certain assets.

Acquired Intangible Assets
The purchase price allocations for Nepa and MSR are preliminary, pending determination of the fair value of acquired intangible assets. At December 29, 2012, the amounts assigned to major intangible classes for the business combinations mentioned above are as follows (in millions):

	Non-compete agreements	Customer Relationships	Goodwill	Goodwill - Tax Deductible
Nepa	$-	$-	$1.4	$1.4
MSR	-	-	1.1	1.1
Shepherd	0.5	1.4	0.3	0.3

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 29, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Other Intangible Assets
The following amounts were included in other intangible assets, net as of December 29, 2012 and December 31, 2011 (in thousands):

	2012		2011
	Assets	Accumulated Amortization	Assets	Accumulated Amortization
Non-compete agreements	$3,730	$(3,366)	$6,439	$(5,125)
Customer relationships	8,860	(5,465)	8,860	(4,221)
Licensing agreements	4,589	(1,147)	4,589	(688)
Patents	3,250	(2,350)	3,155	(2,085)
Total	$20,429	$(12,328)	$23,043	$(12,119)

Estimated Useful Lives of Intangible Assets
Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Non-compete agreements	5 to 10 years
Customer relationship	5 to 8 years
Licensing agreements	10 years

Expected Amortization Expense
Amortization expense of intangibles totaled $2.9 million, $5.2 million and $6.9 million in 2012, 2011 and 2010, respectively.  The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2013	$2,170
2014	1,836
2015	1,612
2016	607
2017	459
Thereafter	1,417
Total	$8,101

Goodwill and Indefinite-Lived Intangible Assets
The changes in the net carrying amount of goodwill and indefinite-lived intangible assets for the years ended December 29, 2012 and December 31, 2011, are as follows (in thousands):

	Goodwill	Indefinite-Lived Intangible Assets
Balance as of December 25, 2010 and December 31, 2011	$154,702	$2,340
Acquisitions	2,514	-
Other	2,100	-

Balance as of December 29, 2012	$159,316	$2,340

DEBT (Tables)	12 Months Ended
Dec. 29, 2012
DEBT [Abstract]
Long-term Debt and Capital Lease Obligations
Long-term debt obligations are summarized as follows on December 29, 2012 and December 31, 2011 (amounts in thousands):

	2012	2011

Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	$35,000	$-
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	-
Series 2002-A Senior Notes Tranche B		40,000
Revolving credit facility totaling $265 million due on November 14, 2016, interest payable monthly at a floating rate (1.27% on December 29,2012)	11,090	-
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.35% on December 29, 2012)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (0.46% on December 29, 2012)	2,700	2,700
Series 2001 Industrial Development Revenue Bonds		2,500
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.45% on December 29, 2012)	3,700	3,700
Other	-	270
	95,790	52,470
Less current portion		(40,270)
Long-term portion	$95,790	$12,200

Principal Maturities of Long-term Debt and Capital Lease Obligations	On December 29, 2012, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):
2013
2014
2015
2016	$11,090
2017
Thereafter	84,700
$95,790

LEASES (Tables)	12 Months Ended
Dec. 29, 2012
LEASES [Abstract]
Future Minimum Lease Payments

We lease certain real estate under operating lease agreements with original terms ranging from one to ten years.  We are required to pay real estate taxes and other occupancy costs under these leases. Certain leases carry renewal options of five to fifteen years.  We also lease motor vehicles, equipment, and an aircraft under operating lease agreements for periods of one to ten years.  Future minimum payments under non-cancelable operating leases on December 29, 2012 are as follows (in thousands):

Operating
Leases
2013	$3,930
2014	2,107
2015	1,236
2016	474
2017	25
Thereafter	64
Total minimum lease payments	$7,836

COMMON STOCK (Tables)	12 Months Ended
Dec. 29, 2012
COMMON STOCK [Abstract]
Stock Option Plans Activity
A summary of the transactions under the stock option plans is as follows:

	Stock Under Option	Weighted-Average Exercise Price Per Share	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 26, 2009	473,878	$23.34	2.97	$7,049,362
Exercised	(96,310)	19.80		1,764,674
Forfeited or expired	(17,571)	28.60
Outstanding at December 25, 2010	359,997	24.04	2.35	5,012,758
Exercised	(122,517)	21.33		1,153,067
Forfeited or expired	(46,146)	20.57
Outstanding at December 31, 2011	191,334	26.60	1.83	872,441
Exercised	(79,550)	21.82		970,698
Forfeited or expired	(1,678)	21.84
Outstanding at December 29, 2012	110,106	30.13	1.64	845,915
Vested or expected to vest at December 29, 2012	(51,000)	29.53
Exercisable at December 29, 2012	59,106	$30.64	1.59	$423,790

Nonvested Restricted Shares Activity
A summary of the nonvested restricted shares issued under stock award plans is as follows:

	Restricted Awards	Weighted-Average Grant Date Fair Value	Unrecognized Compensation Expense (in millions)	Weighted-Average Period to Recognize Expense
Nonvested at December 26, 2009	173,846	25.83	$2.3	2.47 years
Granted	79,761	34.14
Vested	(17,011)	32.61
Forfeited	(16,802)	27.77
Nonvested at December 25, 2010	219,794	28.17	2.8	2.30 years
Granted	71,950	38.19
Vested	(113,244)	29.13
Forfeited	(15,500)	30.12
Nonvested at December 31, 2011	163,000	$31.75	3.4	3.37 years
Granted	37,433	35.05
Vested	(859)	29.72
Forfeited	(12,965)	30.35
Nonvested at December 29, 2012	186,609	$32.22	$3.2	2.68 years

INCOME TAXES (Tables)	12 Months Ended
Dec. 29, 2012
INCOME TAXES [Abstract]
Components of income tax expense (benefit)
Income tax provisions for the years ended December 29, 2012, December 31, 2011, and December 25, 2010 are summarized as follows (in thousands):

	2012	2011	2010
Currently Payable:
Federal	$5,167	$453	$4,762
State and local	2,160	1,419	1,768
Foreign	3,123	3,000	3,344
	10,450	4,872	9,874
Net Deferred:
Federal	3,464	(1,884)	384
State and local	946	(137)	(689)
Foreign	194	23	(2,369)
	4,604	(1,998)	(2,674)
	$15,054	$2,874	$7,200

Components of earnings before income taxes
The components of earnings before income taxes consist of the following:
	2012	2011	2010

U.S.	$31,768	$328	$16,185
Foreign	9,296	8,459	10,926
Total	$41,064	$8,787	$27,111

Effective income tax rate reconciliation
The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2012	2011	2010
Statutory federal income tax rate	35.0%	34.0%	35.0%
State and local taxes (net of federal benefits)	5.2	8.2	2.4
Effect of noncontrolling owned interest in earnings of partnerships	(0.5)	(3.0)	(1.8)
Manufacturing deduction	(1.6)	(1.9)	(1.6)
Tax credits, including foreign tax credit	(1.2)	(15.4)	(1.7)
Change in valuation allowance	-	-	(10.5)
Change in uncertain tax positions reserve	(1.0)	0.4	0.2
Foreign rate differential	0.7	0.4	-
Other permanent differences	1.1	4.9	2.2
Other, net	(1.1)	4.9	2.4
Effective income tax rate	36.6%	32.5%	26.6%

Components of deferred tax assets and liabilities
Temporary differences which give rise to deferred income tax assets and (liabilities) on December 29, 2012 and December 31, 2011 are as follows (in thousands):

	2012	2011
Employee benefits	$7,295	$6,609
Net operating loss carryforwards	1,592	2,307
Foreign subsidiary capital loss carryforward	671	671
Other tax credits	1,494	1,315
Inventory	838	141
Reserves on receivables	1,193	1,090
Accrued expenses	2,995	2,287
Other, net	2,673	2,794
Gross deferred income tax assets	18,751	17,214
Valuation allowance	(671)	(671)
Deferred income tax assets	18,080	16,543

Depreciation	(18,248)	(16,004)
Intangibles	(12,781)	(9,272)
Other, net	(1,010)	(622)
Deferred income tax liabilities	(32,039)	(25,898)
Net deferred income tax liability	$(13,959)	$(9,355)

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Tables)	12 Months Ended
Dec. 29, 2012
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES [Abstract]
Reconciliation of beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2012	2011	2010
Gross unrecognized tax benefits beginning of year	$1,837	$1,253	$10,110
Increase in tax positions for prior years	1	225	-
Increase in tax positions for current year	68	391	260
Settlements with taxing authorities	(137)	-	(8,690)
Lapse in statute of limitations	(238)	(32)	(427)
Gross unrecognized tax benefits end of year	1,531	$1,837	$1,253

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 29, 2012
SEGMENT REPORTING [Abstract]
Segment Reporting
Our operating segments consist of the Eastern, Western, Site-Built, Consumer Products and Distribution divisions.  In accordance with ASC 280, due to the similar economic characteristics, nature of products, distribution methods, and customers, we have aggregated our Eastern and Western operating segments into one reportable segment.  The Site-Built division is considered a separate reportable segment.  Our other divisions do not collectively form a reportable segment because their respective operations are dissimilar and they do not meet the applicable quantitative requirements.  These operations have been included in the "All Other" column of the table below.  The "Corporate" column includes unallocated administrative costs.

	2012
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,635,178	$222,824	$196,931	$-	$2,054,933
Intersegment net sales	62,806	20,396	12,724	-	95,926
Interest expense	373	-	51	3,629	4,053
Amortization expense	1,667	-	1,251	-	2,918
Depreciation expense	17,762	2,054	4,286	6,359	30,461
Segment operating profit	60,573	1,299	(11,316)	(6,028)	44,528
Segment assets	588,567	102,923	103,309	65,741	860,540
Capital expenditures	15,411	830	11,967	2,136	30,344

	2011
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,486,058	$183,120	$153,158	$-	$1,822,336
Intersegment net sales	77,858	24,907	28,636	-	131,401
Interest expense	440	154	-	3,138	3,732
Amortization expense	3,571	-	1,612	-	5,183
Depreciation expense	19,036	2,380	3,240	6,148	30,804
Segment operating profit	28,198	(6,349)	(8,731)	(1,107)	12,011
Segment assets	520,506	87,160	82,993	73,348	764,007
Capital expenditures	14,870	1,007	8,856	8,199	32,932

	2010
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,566,094	$179,113	$145,644	$-	$1,890,851
Intersegment net sales	104,186	17,482	45,174	-	166,842
Interest expense	424	45	-	3,080	3,549
Amortization expense	4,492	96	2,331	-	6,919
Depreciation expense	20,140	2,509	3,069	4,711	30,429
Segment operating profit	35,515	(5,471)	1,400	(1,155)	30,289
Segment assets	525,482	86,128	80,576	97,210	789,396
Capital expenditures	14,205	394	4,832	7,519	26,950

Information Regarding Principal Geographic Areas
Information regarding principal geographic areas was as follows (in thousands):

	2012		2011		2010
		Long-Lived		Long-Lived		Long-Lived
		Tangible		Tangible		Tangible
	Net Sales	Assets	Net Sales	Assets	Net Sales	Assets
United States	$2,005,740	$220,513	$1,779,909	$221,269	$1,844,289	$218,533
Foreign	49,193	17,097	42,427	16,578	46,562	15,073
Total	$2,054,933	$237,610	$1,822,336	$237,847	$1,890,851	$233,606

Percentage of Value-added and Commodity-based Sales to Total Sales
The following table presents, for the periods indicated, our percentage of value-added and commodity-based sales to total sales.

	Value-Added	Commodity-Based
2012	58.7%	41.3%
2011	58.8%	41.2%
2010	58.6%	41.4%

Gross Sales by Major Product Classification
The following table presents, for the periods indicated, our gross sales (in thousands) by major product classification.

	Years Ended
	December 31,	December 31,	December 25,
	2012	2011	2010
Value-Added Sales
Trusses – residential, modular and manufactured housing	$185,939	$148,715	$167,165
Fencing	125,887	145,486	162,314
Decking and railing – composite, wood and other	123,935	126,832	162,699
Turn-key framing and installed sales	137,633	120,317	117,340
Industrial packaging and components	199,595	174,057	142,369
Engineered wood products (eg. LVL; i-joist)	50,703	41,313	46,069
Manufactured brite and other lumber	56,991	49,355	50,540
Wall panels	23,584	19,049	26,093
Outdoor DIY products (eg. stakes; landscape ties)	38,916	40,716	46,610
Construction and building materials (eg. door packages; drywall)	125,446	94,768	73,629
Lattice – plastic and wood	38,005	42,792	45,819
Manufactured brite and other panels	61,013	39,772	37,046
Siding, trim and moulding	24,996	20,088	19,469
Hardware	13,350	12,094	12,204
Manufactured treated lumber	11,566	11,749	11,706
Manufactured treated panels	6,336	5,418	4,562
Other	54	94	92
Total Value-Added Sales	1,223,949	1,092,615	1,125,726

Commodity-Based Sales
Non-manufactured brite and other lumber	348,083	304,070	315,634
Non-manufactured treated lumber	285,929	285,340	305,756
Non-manufactured brite and other panels	194,144	144,236	147,845
Non-manufactured treated panels	25,782	23,386	21,330
Other	8,118	7,767	5,851
Total Commodity-Based Sales	862,056	764,799	796,416
Total Gross Sales	2,086,005	1,857,414	1,922,142
Sales allowances	(31,072)	(35,078)	(31,291)
Total Net Sales	2,054,933	$1,822,336	$1,890,851

QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 29, 2012
QUARTERLY FINANCIAL INFORMATION (UNAUDITED) [Abstract]
Quarterly Financial Information

The following table sets forth selected financial information for all of the quarters, each consisting of 13 weeks (except fourth quarter of 2011 which consisted of 14 weeks) during the years ended December 29, 2012 and December 31, 2011 (in thousands, except per share data):

	First		Second		Third		Fourth
	2012	2011	2012	2011	2012	2011	2012	2011
Net sales	$457,111	$387,233	$593,693	$544,139	$533,366	$468,941	$470,763	$422,023
Gross profit	53,666	41,414	71,747	56,587	55,227	54,358	44,337	47,368
Net earnings (loss)	4,386	(3,412)	18,010	4,496	4,756	6,005	(1,141)	(1,176)
Net earnings (loss) attributable to controlling interest	4,155	(3,670)	17,509	4,277	4,198	5,616	(1,927)	(1,674)
Basic earnings (loss) per share	0.21	(0.19)	0.88	0.22	0.21	0.29	(0.10)	(0.09)
Diluted earnings (loss) per share	0.21	(0.19)	0.88	0.22	0.21	0.29	(0.10)	(0.09)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 29, 2012		Dec. 31, 2011		Dec. 25, 2010
PRINCIPLES OF CONSOLIDATION [Abstract]
Requisite ownership to consolidate (in hundredths)	50.00%								50.00%
FISCAL YEAR [Abstract]
Weeks in fiscal year									52		53		52
CASH AND CASH EQUIVALENTS [Abstract]
Cash equivalents liquidity period	3 months								3 months
Cash equivalents	$ 0				$ 5,400,000				$ 0		$ 5,400,000
Amounts held in escrow for purchase of operating assets of Custom Caseworks, Inc.	6,300,000								6,300,000
Amount required to be held for loss funding	500,000				700,000				500,000		700,000
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for possible losses on accounts receivable, Beginning Balance				2,053,000				2,611,000	2,053,000		2,611,000		2,897,000
Allowance for possible losses on accounts receivable, Additions Charged to Costs and Expenses									16,687,000		18,144,000		14,967,000
Allowance for possible losses on accounts receivable, Deductions									(16,190,000)	[1]	(18,702,000)	[1]	(15,253,000)	[1]
Allowance for possible losses on accounts receivable, Ending Balance	2,550,000				2,053,000				2,550,000		2,053,000		2,611,000
Notes Receivable and Allowances [Abstract]
Current portion of notes receivable	200,000				1,100,000				200,000		1,100,000
Notes receivable long term portion	7,700,000				9,600,000				7,700,000		9,600,000
Allowance for Notes Receivable [Roll Forward]
Allowance for possible losses on accounts receivable, Beginning Balance				0					0
Allowance for possible losses on notes receivable, Additions									3,226,000
Allowance for possible losses on notes receivable, Deductions									0
Allowance for possible losses on accounts receivable, Ending Balance	3,226,000				0				3,226,000		0
Percentage of Completion Account Balances [Abstract]
Costs and Earnings in Excess of Billings	4,981,000				3,670,000				4,981,000		3,670,000
Billings in Excess of Cost and Earnings	2,020,000				2,668,000				2,020,000		2,668,000
Numerator [Abstract]
Net earnings attributable to controlling interest	(1,927,000)	4,198,000	17,509,000	4,155,000	(1,674,000)	5,616,000	4,277,000	(3,670,000)	23,934,000		4,549,000		17,411,000
Adjustment for earnings allocated to non-vested restricted common stock									(210,000)		(38,000)		(6,000)
Net earnings for calculating EPS									$ 23,724,000		$ 4,511,000		$ 17,405,000
Denominator [Abstract]
Weighted average shares outstanding (in shares)									19,800,000		19,572,000		19,452,000
Adjustment for non-vested restricted common stock									(173,000)		(165,000)		(220,000)
Shares for calculating basic EPS									19,627,000		19,407,000		19,232,000
Effect of Dilutive Securities, Options (in shares)									6,000		126,000		244,000
Shares for calculating diluted EPS (in shares)									19,633,000		19,533,000		19,476,000
Net earnings per share [Abstract]
Basic (in dollars per share)	$ (0.1)	$ 0.21	$ 0.88	$ 0.21	$ (0.09)	$ 0.29	$ 0.22	$ (0.19)	$ 1.21		$ 0.23		$ 0.91
Diluted (in dollars per share)	$ (0.1)	$ 0.21	$ 0.88	$ 0.21	$ (0.09)	$ 0.29	$ 0.22	$ (0.19)	$ 1.21		$ 0.23		$ 0.89
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options excluded from computation of diluted EPS (in shares)									0		105,000		10,000
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									5 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									15 years
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									15 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									31 years 6 months
Machinery, Equipment and Office Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									3 years
Machinery, Equipment and Office Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									10 years

[1]	Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

FAIR VALUE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	$ 3,060	$ 8,442
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	1,460	1,246
Prices with Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	1,600	7,196
Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	62	99
Recurring [Member] | Domestic Stock Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	613	496
Recurring [Member] | International Stock Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	500	426
Recurring [Member] | Target Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	145	119
Recurring [Member] | Bond Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	140	106
Recurring [Member] | Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,398	1,147
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	62	99
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Domestic Stock Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	613	496
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | International Stock Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	500	426
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Target Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	145	119
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Bond Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	140	106
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,398	1,147
Recurring [Member] | Prices with Other Observable Inputs (Level 2) [Member] | Domestic Stock Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Recurring [Member] | Prices with Other Observable Inputs (Level 2) [Member] | International Stock Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Recurring [Member] | Prices with Other Observable Inputs (Level 2) [Member] | Target Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Recurring [Member] | Prices with Other Observable Inputs (Level 2) [Member] | Bond Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Recurring [Member] | Prices with Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	1,600	7,196
Nonrecurring [Member] | Prices with Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	$ 1,600	$ 7,196

BUSINESS COMBINATIONS (Details) (USD $)	12 Months Ended			12 Months Ended				3 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 25, 2010	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012 Nepa [Member]	Sep. 29, 2012 Nepa [Member]	Dec. 29, 2012 Nepa [Member] Non-compete Agreements [Member]	Dec. 29, 2012 Nepa [Member] Customer Relationships [Member]	Dec. 31, 2011 MSR Forest Products, LLC [Member]	Dec. 29, 2012 MSR Forest Products, LLC [Member]	Dec. 29, 2012 MSR Forest Products, LLC [Member] Non-compete Agreements [Member]	Dec. 29, 2012 MSR Forest Products, LLC [Member] Customer Relationships [Member]	Dec. 29, 2012 Shepherd [Member]	Dec. 25, 2010 Shepherd [Member]	Dec. 29, 2012 Shepherd [Member] Non-compete Agreements [Member]	Dec. 29, 2012 Shepherd [Member] Customer Relationships [Member]	Dec. 29, 2012 Service Supply [Member]	Dec. 25, 2010 Service Supply [Member]
Business Acquisition [Line Items]
Number of businesses acquired	0
Company Name				Nepa Pallet and Container Co., Inc.					MSR Forest Products, LLC			Shepherd Distribution Co.				Service Supply Distribution, Inc.
Acquisition Date				Nov 5, 2012					May 16, 2012				Apr 29, 2010				Mar 8, 2010
Purchase Price				$ 16,200,000					$ 3,200,000				$ 5,900,000				$ 600,000
Intangible Assets				1,400,000		0	0		1,100,000	0	0		2,200,000	500,000	1,400,000		0
Net Tangible Assets				14,800,000					2,100,000				3,700,000				600,000
Operating Segment				Western Division					Distribution Division				Distribution Division				Distribution Division
Business Description				Manufactures pallets, containers and bins for agricultural and industrial customers. Facilities are located in Snohomish, Yakima and Wenatchee, WA. Nepa had trailing twelve month sales through September 2012 of $25 million.					Supplies roof trusses and cut-to-size lumber to manufactured housing customers. Facilities are located in Haleyville, AL and Waycross, GA. In 2011, MSR had annual sales of $10 million.				Distributes shingle underlayment, bottom board, house wrap, siding, poly film and other products to manufactured housing and RV customers. Headquartered in Elkhart, Indiana, it has distribution capabilities throughout the United States.Purchased a percentage of certain assets.				Distributes certain plumbing, electrical, adhesives, flooring, paint and other products to manufactured housing and RV customers. Headquartered in Cordele, Georgia, it has distribution capabilities throughout the United States. Purchased a percentage of certain assets.
Goodwill	154,702,000	159,316,000	154,702,000	1,400,000					1,100,000			300,000
Goodwill - Tax Deductible				1,400,000					1,100,000			300,000
Acquired entity, prior year sales					$ 25,000,000			$ 10,000,000

NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES [Abstract]
Proceeds from sale of real estate	$ 12.1
Pre-tax gain	7.2
Present value of future noncompete agreement payments		$ 2.6

GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Non-compete agreements	$ 3,730	$ 6,439
Customer relationships	8,860	8,860
Licensing agreements	4,589	4,589
Patents	3,250	3,155
Total	20,429	23,043
Accumulated Amortization	(12,328)	(12,119)
Amortization of intangibles	2,918	5,183	6,919
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	2,170
2014	1,836
2015	1,612
2016	607
2017	459
Thereafter	1,417
Total	8,101	10,924
Goodwill [Roll Forward]
Goodwill, Beginning Balance	154,702	154,702
Goodwill, Acquisitions	2,514
Goodwill, Other	2,100
Goodwill, Ending Balance	159,316	154,702	154,702
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-Lived Intangible Assets, Beginning Balance	2,340	2,340
Indefinite-lived Intangible Assets, Acquisitions	0
Indefinite-lived Intangible Assets, Other	0
Indefinite-lived Intangible Assets, Ending Balance	2,340	2,340	2,340
Non-compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(3,366)	(5,125)
Non-compete Agreements [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Non-compete Agreements [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(5,465)	(4,221)
Customer Relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Customer Relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Licensing Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(1,147)	(688)
Estimated useful lives of intangible assets	10 years
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (2,350)	$ (2,085)

DEBT (Details) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Term of debt	1 year
Letters of Credit Outstanding, Amount	$ 28,700,000	$ 31,300,000
Debt	95,790,000	52,470,000
Less current portion		(40,270,000)
Long-term portion	95,790,000	12,200,000
Principal Maturities of Long-term Debt and Capital Lease Obligations [Abstract]
2013
2014
2015
2016	11,090,000
2017
Thereafter	84,700,000
Total	95,790,000	12,200,000
Fair value of long-term debt including current portion	95,400,000
Increase in fair value of long-term debt	400,000
Industrial Development Revenue Bonds Letters of Credit [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount	9,800,000	12,400,000
$300 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		300,000,000
Series 2002-A Senior Notes Tranche B [Member]
Debt Instrument [Line Items]
Debt		40,000,000
$265 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Term of debt	5 years
Maximum borrowing capacity	265,000,000
Debt	11,090,000	0
Debt Instrument, Maturity Date	Nov 14, 2016
Interest rate at period end (in hundredths)	1.27%
$265 Million Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)	1.10%
Facility fee (in hundredths)	0.15%
Interest rate (in hundredths)	1.10%
$265 Million Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)	1.65%
Facility fee (in hundredths)	0.35%
Interest rate (in hundredths)	1.65%
Series 1999 industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt	3,300,000	3,300,000
Debt Instrument, Maturity Date	Aug 1, 2029
Interest rate at period end (in hundredths)	0.35%
Series 2012 Senior Notes Tranche A [Member]
Debt Instrument [Line Items]
Debt	35,000,000	0
Debt Instrument, Maturity Date	Dec 17, 2022
Interest rate (in hundredths)	3.89%
Series 2012 Senior Notes Tranche B [Member]
Debt Instrument [Line Items]
Debt	40,000,000	0
Debt Instrument, Maturity Date	Dec 17, 2024
Interest rate (in hundredths)	3.98%
Series 2000 Industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt	2,700,000	2,700,000
Debt Instrument, Maturity Date	Oct 1, 2020
Interest rate at period end (in hundredths)	0.46%
Series 2001 Industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt		2,500,000
Series 2002 Industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt	3,700,000	3,700,000
Debt Instrument, Maturity Date	Dec 1, 2022
Interest rate at period end (in hundredths)	0.45%
Other [Member]
Debt Instrument [Line Items]
Debt	$ 0	$ 270,000

LEASES (Details) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 3,930,000
2014	2,107,000
2015	1,236,000
2016	474,000
2017	25,000
Thereafter	64,000
Total minimum lease payments	7,836,000
Rent expense	$ 6,900,000	$ 9,600,000	$ 13,800,000
Minimum [Member]
Operating Leased Assets [Line Items]
Term of Lease	1 year
Renewal Options of Lease	5 years
Minimum [Member] | Motor Vehicles, Equipment and Aircraft [Member]
Operating Leased Assets [Line Items]
Term of Lease	1 year
Maximum [Member]
Operating Leased Assets [Line Items]
Term of Lease	10 years
Renewal Options of Lease	15 years
Maximum [Member] | Motor Vehicles, Equipment and Aircraft [Member]
Operating Leased Assets [Line Items]
Term of Lease	10 years

DEFERRED COMPENSATION (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
DEFERRED COMPENSATION [Abstract]
Deferred compensation liability	$ 2	$ 2
Cash surrender value of life insurance	2	2
Assets held by the Plan	1.5	1.2
Liabilities related to Plan	$ 6.7	$ 5.5

COMMON STOCK (Details) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009	Oct. 14, 2010	Nov. 14, 2001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Beginning Balance (in shares)	191,334	359,997	473,878
Exercised (in shares)	(79,550)	(122,517)	(96,310)
Forfeited or expired (in shares)	(1,678)	(46,146)	(17,571)
Outstanding, Ending Balance (in shares)	110,106	191,334	359,997	473,878
Vested or expected to vest at December 29, 2012 (in shares)	(51,000)
Exercisable at December 29, 2012 (in shares)	59,106
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, Beginning Balance (in dollars per share)	$ 26.6	$ 24.04	$ 23.34
Exercised (in dollars per share)	$ 21.82	$ 21.33	$ 19.8
Forfeited or expired (in dollars per share)	$ 21.84	$ 20.57	$ 28.6
Outstanding, Ending Balance (in dollars per share)	$ 30.13	$ 26.6	$ 24.04	$ 23.34
Vested or expected to vest at December 29, 2012 (in dollars per share)	$ 29.53
Exercisable (in dollars per share)	$ 30.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Average Remaining Contractual Term of Shares Outstanding	1 year 7 months 20 days	1 year 9 months 29 days	2 years 4 months 6 days	2 years 11 months 19 days
Average Remaining Contractual Term of Shares Exercisable	1 year 7 months 2 days
Aggregated Intrinsic Value of Shares Outstanding	$ 845,915	$ 872,441	$ 5,012,758	$ 7,049,362
Total intrinsic value of options exercised	970,698	1,153,067	1,764,674
Aggregate Intrinsic Value of Shares Exercisable	423,790
Nonvested Restricted Awards, Number of Shares [Roll Forward]
Nonvested, Beginning Balance (in shares)	163,000	219,794	173,846
Granted (in shares)	37,433	71,950	79,761
Vested (in shares)	(859)	(113,244)	(17,011)
Forfeited (in shares)	(12,965)	(15,500)	(16,802)
Nonvested, Ending Balance (in shares)	186,609	163,000	219,794	173,846
Nonvested Restricted Awards, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, Beginning Balance (in dollars per share)	$ 31.75	$ 28.17	$ 25.83
Granted (in dollars per share)	$ 35.05	$ 38.19	$ 34.14
Vested (in dollars per share)	$ 29.72	$ 29.13	$ 32.61
Forfeited (in dollars per share)	$ 30.35	$ 30.12	$ 27.77
Nonvested, Ending Balance (in dollars per share)	$ 32.22	$ 31.75	$ 28.17	$ 25.83
Employee Service Share-based Compensation, Nonvested Restricted Awards, Total Compensation Cost Not yet Recognized [Abstract]
Nonvested restricted awards, unrecognized compensation expense	3,200,000	3,400,000	2,800,000	2,300,000
Nonvested restricted awards, weighted-average period to recognize expense	2 years 8 months 5 days	3 years 4 months 13 days	2 years 3 months 18 days	2 years 5 months 19 days
Share-based compensation expense	1,270,000	1,361,000	2,418,000
Income tax benefit from share-based compensation	500,000	500,000	900,000
Cash received from option exercises and share issuances under plans	2,000,000	3,000,000	2,300,000
Actual tax benefit realized from option exercises and share issuances under plans	765,000	684,000	598,000
Shares reserved for future issuance (in shares)	2,500,000
Stock Repurchase Program [Abstract]
Shares authorized for repurchase (in shares)					2,000,000	2,500,000
Repurchase of shares (in shares)			144,900
Cumulative total authorized shares available for repurchase (in shares)	3,000,000
Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate from fair market value on purchase date (in hundredths)	85.00%
Stock Retainer Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Multiplier of retainer fee (in hundredths)	110.00%
Stock Retainer Plan expense	$ 500,000	$ 500,000	$ 500,000
LTSIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for LTSIP (in shares)			1,000,000
Unused shares from prior plans (in shares)			1,600,000
Additional shares authorized per year, maximum (in shares)			200,000

RETIREMENT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
RETIREMENT PLANS [Abstract]
Employer matching contribution, percent (in hundredths)	25.00%	25.00%
Defined contribution plan, cost recognized	$ 1.6	$ 1.5
Maximum annual contribution per employee (in hundredths)	6.00%	6.00%
Percentage of officer's highest base salary (in hundredths)	150.00%
Years preceding separation from service	3 years
Liabilities related to Plan	$ 3.4	$ 2.5

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Current Payable [Abstract]
Federal	$ 5,167	$ 453	$ 4,762
State and local	2,160	1,419	1,768
Foreign	3,123	3,000	3,344
Total current payable	10,450	4,872	9,874
Net Deferred [Abstract]
Federal	3,464	(1,884)	384
State and local	946	(137)	(689)
Foreign	194	23	(2,369)
Total net deferred	4,604	(1,998)	(2,674)
Total income tax expense	15,054	2,874	7,200
Components of earnings before income taxes [Abstract]
U.S.	31,768	328	16,185
Foreign	9,296	8,459	10,926
Total	41,064	8,787	27,111
Effective income tax rate reconciliation [Abstract]
Statutory federal income tax rate (in hundredths)	35.00%	34.00%	35.00%
State and local taxes (net of federal benefits) (in hundredths)	5.20%	8.20%	2.40%
Effect of noncontrolling owned interest in earnings of partnerships (in hundredths)	(0.50%)	(3.00%)	(1.80%)
Manufacturing deduction (in hundredths)	(1.60%)	(1.90%)	(1.60%)
Tax credits, including foreign tax credit (in hundredths)	(1.20%)	(15.40%)	(1.70%)
Change in valuation allowance (in hundredths)	0.00%	0.00%	(10.50%)
Change in uncertain tax positions reserve (in hundredths)	(1.00%)	0.40%	0.20%
Foreign rate differential (in hundredths)	0.70%	0.40%	0.00%
Other permanent differences (in hundredths)	1.10%	4.90%	2.20%
Other, net (in hundredths)	(1.10%)	4.90%	2.40%
Effective income tax rate (in hundredths)	36.60%	32.50%	26.60%
Components of Deferred Tax Assets [Abstract]
Employee benefits	7,295	6,609
Net operating loss carryforwards	1,592	2,307
Foreign subsidiary capital loss carryforward	671	671
Other tax credits	1,494	1,315
Inventory	838	141
Reserves on receivables	1,193	1,090
Accrued expenses	2,995	2,287
Other, net	2,673	2,794
Gross deferred income tax assets	18,751	17,214
Valuation allowance	(671)	(671)
Deferred income tax assets	18,080	16,543
Components of Deferred Tax Liabilities [Abstract]
Depreciation	(18,248)	(16,004)
Intangibles	(12,781)	(9,272)
Other, net	(1,010)	(622)
Deferred income tax liabilities	(32,039)	(25,898)
Net deferred income tax liability	$ (13,959)	$ (9,355)

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits beginning of year	$ 1,837,000	$ 1,253,000	$ 10,110,000
Increase in tax positions for prior years	1,000	225,000	0
Increase in tax positions for current year	68,000	391,000	260,000
Settlements with taxing authorities	(137,000)	0	(8,690,000)
Lapse in statute of limitations	(238,000)	(32,000)	(427,000)
Gross unrecognized tax benefits end of year	1,531,000	1,837,000	1,253,000
Income tax penalties and interest accrued	$ 200,000	$ 300,000	$ 200,000

COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
COMMITMENTS, CONTINGENCIES, AND GUARANTEES [Abstract]
Estimated costs to complete future remediation efforts	$ 3.5	$ 3.4
Loss contingency for a Canadian anti-dumping duty	2.3
Surety Bonds and Letters of Credit [Abstract]
Payment and performance bonds outstanding	20.1
Expiration period of surety bonds	2 years
Completed projects still under warranty	21.6
Outstanding letters of credit	28.7	31.3
Irrevocable letters of credit in favor of our insurers outstanding	18.9
Irrevocable letters of credit in favor of our industrial development revenue bonds outstanding	9.8
Approximate identification and removal of contaminants costs	0.6
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Outstanding purchase commitments on capital projects	$ 3.6

CONSULTING & NON-COMPETE AGREEMENTS (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 29, 2012 CEO [Member]	Dec. 31, 2011 CEO [Member]	Dec. 29, 2012 Former CEO [Member]	Dec. 31, 2011 Former CEO [Member]
Consulting and Noncompete Agreements [Line Items]
Present value of future consulting and noncompete agreement payments	$ 2.6	$ 1.8	$ 2.3		$ 0.4
Term of noncompete agreement				3 years

SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
SEGMENT REPORTING [Abstract]
Number of reporting segments									5
Segment Reporting Information [Line Items]
Net sales to outside customers	$ 470,763	$ 533,366	$ 593,693	$ 457,111	$ 422,023	$ 468,941	$ 544,139	$ 387,233	$ 2,054,933	$ 1,822,336	$ 1,890,851
Intersegment net sales									95,926	131,401	166,842
Interest expense									4,053	3,732	3,549
Amortization expense									2,918	5,183	6,919
Depreciation expense									30,461	30,804	30,429
Segment operating profit (loss)									44,528	12,011	30,289
Segment assets	860,540				764,007				860,540	764,007	789,396
Capital expenditures									30,344	32,932	26,950
Percentage of sales to a single customer (in hundredths)									18.00%	23.00%	28.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									2,054,933	1,822,336	1,890,851
Long-Lived Tangible Assets	237,610				237,847				237,610	237,847	233,606
Product Information [Line Items]
Total Gross Sales									2,086,005	1,857,414	1,922,142
Sales allowances									(31,072)	(35,078)	(31,291)
Net Sales	470,763	533,366	593,693	457,111	422,023	468,941	544,139	387,233	2,054,933	1,822,336	1,890,851
Value-Added Sales [Member]
Product Information [Line Items]
Percentage of sales (in hundredths)	58.70%				58.80%				58.70%	58.80%	58.60%
Total Gross Sales									1,223,949	1,092,615	1,125,726
Value-Added Sales [Member] | Trusses - Residential, Modular and Manufactured Housing [Member]
Product Information [Line Items]
Total Gross Sales									185,939	148,715	167,165
Value-Added Sales [Member] | Fencing [Member]
Product Information [Line Items]
Total Gross Sales									125,887	145,486	162,314
Value-Added Sales [Member] | Decking and Railing - Composite, Wood and Other [Member]
Product Information [Line Items]
Total Gross Sales									123,935	126,832	162,699
Value-Added Sales [Member] | Turn-key Framing and Installed Sales [Member]
Product Information [Line Items]
Total Gross Sales									137,633	120,317	117,340
Value-Added Sales [Member] | Industrial Packaging and Components [Member]
Product Information [Line Items]
Total Gross Sales									199,595	174,057	142,369
Value-Added Sales [Member] | Engineered Wood Products [Member]
Product Information [Line Items]
Total Gross Sales									50,703	41,313	46,069
Value-Added Sales [Member] | Manufactured Brite and Other Lumber [Member]
Product Information [Line Items]
Total Gross Sales									56,991	49,355	50,540
Value-Added Sales [Member] | Wall Panels [Member]
Product Information [Line Items]
Total Gross Sales									23,584	19,049	26,093
Value-Added Sales [Member] | Outdoor DIY Products [Member]
Product Information [Line Items]
Total Gross Sales									38,916	40,716	46,610
Value-Added Sales [Member] | Construction and Building Materials [Member]
Product Information [Line Items]
Total Gross Sales									125,446	94,768	73,629
Value-Added Sales [Member] | Lattice - Plastic and Wood [Member]
Product Information [Line Items]
Total Gross Sales									38,005	42,792	45,819
Value-Added Sales [Member] | Manufactured Brite and Other Panels [Member]
Product Information [Line Items]
Total Gross Sales									61,013	39,772	37,046
Value-Added Sales [Member] | Siding, Trim and Moulding [Member]
Product Information [Line Items]
Total Gross Sales									24,996	20,088	19,469
Value-Added Sales [Member] | Hardware [Member]
Product Information [Line Items]
Total Gross Sales									13,350	12,094	12,204
Value-Added Sales [Member] | Manufactured Treated Lumber [Member]
Product Information [Line Items]
Total Gross Sales									11,566	11,749	11,706
Value-Added Sales [Member] | Manufactured Treated Panels [Member]
Product Information [Line Items]
Total Gross Sales									6,336	5,418	4,562
Value-Added Sales [Member] | Other [Member]
Product Information [Line Items]
Total Gross Sales									54	94	92
Commodity-Based Sales [Member]
Product Information [Line Items]
Percentage of sales (in hundredths)	41.30%				41.20%				41.30%	41.20%	41.40%
Total Gross Sales									862,056	764,799	796,416
Commodity-Based Sales [Member] | Other [Member]
Product Information [Line Items]
Total Gross Sales									8,118	7,767	5,851
Commodity-Based Sales [Member] | Non-manufactured Brite and Other Lumber [Member]
Product Information [Line Items]
Total Gross Sales									348,083	304,070	315,634
Commodity-Based Sales [Member] | Non-manufactured Treated Lumber [Member]
Product Information [Line Items]
Total Gross Sales									285,929	285,340	305,756
Commodity-Based Sales [Member] | Non-manufactured Brite and Other Panels [Member]
Product Information [Line Items]
Total Gross Sales									194,144	144,236	147,845
Commodity-Based Sales [Member] | Non-manufactured Treated Panels [Member]
Product Information [Line Items]
Total Gross Sales									25,782	23,386	21,330
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									2,005,740	1,779,909	1,844,289
Long-Lived Tangible Assets	220,513				221,269				220,513	221,269	218,533
Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									49,193	42,427	46,562
Long-Lived Tangible Assets	17,097				16,578				17,097	16,578	15,073
Eastern and Western [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									1,635,178	1,486,058	1,566,094
Intersegment net sales									62,806	77,858	104,186
Interest expense									373	440	424
Amortization expense									1,667	3,571	4,492
Depreciation expense									17,762	19,036	20,140
Segment operating profit (loss)									60,573	28,198	35,515
Segment assets	588,567				520,506				588,567	520,506	525,482
Capital expenditures									15,411	14,870	14,205
Product Information [Line Items]
Net Sales									1,635,178	1,486,058	1,566,094
Site-Built [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									222,824	183,120	179,113
Intersegment net sales									20,396	24,907	17,482
Interest expense									0	154	45
Amortization expense									0	0	96
Depreciation expense									2,054	2,380	2,509
Segment operating profit (loss)									1,299	(6,349)	(5,471)
Segment assets	102,923				87,160				102,923	87,160	86,128
Capital expenditures									830	1,007	394
Product Information [Line Items]
Net Sales									222,824	183,120	179,113
All Other [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									196,931	153,158	145,644
Intersegment net sales									12,724	28,636	45,174
Interest expense									51	0	0
Amortization expense									1,251	1,612	2,331
Depreciation expense									4,286	3,240	3,069
Segment operating profit (loss)									(11,316)	(8,731)	1,400
Segment assets	103,309				82,993				103,309	82,993	80,576
Capital expenditures									11,967	8,856	4,832
Product Information [Line Items]
Net Sales									196,931	153,158	145,644
Corporate [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									0	0	0
Intersegment net sales									0	0	0
Interest expense									3,629	3,138	3,080
Amortization expense									0	0	0
Depreciation expense									6,359	6,148	4,711
Segment operating profit (loss)									(6,028)	(1,107)	(1,155)
Segment assets	65,741				73,348				65,741	73,348	97,210
Capital expenditures									2,136	8,199	7,519
Product Information [Line Items]
Net Sales									$ 0	$ 0	$ 0

QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
QUARTERLY FINANCIAL INFORMATION (UNAUDITED) [Abstract]
Net Sales	$ 470,763	$ 533,366	$ 593,693	$ 457,111	$ 422,023	$ 468,941	$ 544,139	$ 387,233	$ 2,054,933	$ 1,822,336	$ 1,890,851
Gross profit	44,337	55,227	71,747	53,666	47,368	54,358	56,587	41,414	225,109	199,727	229,955
Net earnings (loss)	(1,141)	4,756	18,010	4,386	(1,176)	6,005	4,496	(3,412)	26,010	5,913	19,911
Net earnings (loss) attributable to controlling interest	$ (1,927)	$ 4,198	$ 17,509	$ 4,155	$ (1,674)	$ 5,616	$ 4,277	$ (3,670)	$ 23,934	$ 4,549	$ 17,411
Basic earnings (loss) per share (in dollars per share)	$ (0.1)	$ 0.21	$ 0.88	$ 0.21	$ (0.09)	$ 0.29	$ 0.22	$ (0.19)	$ 1.21	$ 0.23	$ 0.91
Diluted earnings (loss) per share (in dollars per share)	$ (0.1)	$ 0.21	$ 0.88	$ 0.21	$ (0.09)	$ 0.29	$ 0.22	$ (0.19)	$ 1.21	$ 0.23	$ 0.89

SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Dec. 31, 2012
Subsequent Event [Member]
Subsequent Event [Line Items]
Annual Sales	$ 7
Purchase Price	$ 6.3